SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No.               68        (File No. 2-29081)      [X]
                                        ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.                              29        (File No. 811-1653)     [X]
                                        ---------


           IDS Life Variable Annuity Fund A (Individual and Employer)
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                70100 AXP Financial Center, Minneapolis, MN 55474
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                                 (612) 671-3678
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     Mary Ellyn Minenko - 50607 AXP Financial Center, Minneapolis, MN 55474
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Approximate Date of Proposed Public Offering

It  is proposed that this filing will become effective (check appropriate box)
  [ ]  immediately  upon  filing  pursuant to  paragraph  (b)
  [X]  on May 1, 2003 pursuant to paragraph (b)
  [ ]  60 days after filing pursuant to paragraph (a)(1)
  [ ]  on (date) pursuant to paragraph (a)(1) of rule 485

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Section 24-F of the Investment Company Act of 1940.

PROSPECTUS
MAY 1, 2003

IDS LIFE

VARIABLE ANNUITY
FUND A

INDIVIDUAL VARIABLE ANNUITY CONTRACTS AND VARIABLE ANNUITY CONTRACTS FOR EMPLOYER PLANS

ISSUED BY: IDS LIFE INSURANCE COMPANY

           70100 AXP Financial Center
           Minneapolis, Minnesota 55474
           Telephone: (800) 862-7919

IDS Life Variable Annuity Fund A (the Fund) is a segregated asset account of IDS Life Insurance Company (IDS Life). The investment objective of the Fund is long-term capital appreciation. The Fund invests primarily in common stocks of U.S. corporations. The Fund also may invest in preferred stocks and in corporate and government bonds.

This prospectus describes the following types of individual non-qualified, variable annuity contracts offered by IDS Life in this prospectus:


- an annuity for non-qualified retirement or deferred compensation plans or programs adopted by an employer;

-  an installment payment deferred annuity;

-  a single payment deferred annuity; and

-  a single payment immediate annuity.

NEW CONTRACTS ARE NOT CURRENTLY BEING OFFERED. This prospectus gives you facts about the Fund. You should read it and keep it with your investment records for future reference.


THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


AN INVESTMENT IN THIS ANNUITY IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS ANNUITY INVOLVES RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


Variable annuities are complex investment vehicles. Be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees.

This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents. IDS Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus. Do not rely on any such information or representations.


                 IDS LIFE VARIABLE ANNUITY FUND A -- PROSPECTUS

TABLE OF CONTENTS

SUMMARY OF CONTENTS                                                           3
FINANCIAL HIGHLIGHTS                                                          4
THE VARIABLE ANNUITY                                                          5
INVESTMENT OBJECTIVE                                                          5
PRINCIPAL RISKS                                                               5
NON-FUNDAMENTAL POLICIES                                                      6
FUNDAMENTAL POLICIES                                                          6
PORTFOLIO MANAGER                                                             6
INVESTMENT AGREEMENT                                                          7
BROKERAGE                                                                     7
THE CONTRACTS                                                                 7
THE FIXED ACCOUNT                                                             8
AUTOMATED TRANSFERS AND PARTIAL SURRENDERS                                    8
MEASURING THE VALUE OF YOUR CONTRACT                                          9
VALUING FUND ASSETS                                                           9
WHEN WE CREDIT YOUR PURCHASE PAYMENTS                                        10
VALUING AN ACCUMULATION UNIT                                                 10
VALUING AN ANNUITY UNIT                                                      10
ANNUITY PAYMENT STARTING DATE                                                11
TABLE OF SETTLEMENT RATES                                                    11
ANNUITY PAYMENT PLANS                                                        12
THE CHARGES YOU PAY                                                          13
SURRENDERING YOUR CONTRACT                                                   14
MAKING WITHDRAWALS ON YOUR CONTRACT                                          14
SPECIAL RULES IF THE ANNUITANT DIES BEFORE
THE ANNUITY PAYMENT STARTING DATE                                            15
YOUR RIGHT TO CANCEL INSTALLMENT CONTRACTS                                   15
TAXES                                                                        15
VOTING RIGHTS                                                                16
MANAGEMENT                                                                   17
OTHER INFORMATION                                                            19
IDS LIFE INSURANCE COMPANY FINANCIAL INFORMATION                             21


                 IDS LIFE VARIABLE ANNUITY FUND A -- PROSPECTUS

SUMMARY OF CONTENTS


In this prospectus, "we," "us," "our" and "IDS Life" refer to IDS Life Insurance Company.

ABOUT THE VARIABLE ANNUITY: IDS Life offers variable annuities for sale through the Fund, a diversified open-end management investment company. Variable annuity contracts guarantee regular payments to contract purchasers. The amount of these payments is influenced by the performance of the securities in which the Fund invests (page 5).


FINANCIAL HIGHLIGHTS: This table shows important financial information you will need to evaluate the Fund's performance (page 4).

INVESTMENT OBJECTIVE: The Fund's investment objective is long-term capital appreciation in order to build up values and to make annuity payments. The Fund invests primarily in common stock and also may invest in preferred stock and in government and corporate bonds. The Fund may invest in foreign securities, futures contracts and options. There is no guarantee that the Fund will achieve its investment objective because any investment involves risk (page 5).


PORTFOLIO MANAGER: Doug Chase manages the Fund (page 6).

INVESTMENT AGREEMENT: The Fund is a segregated asset account of IDS Life, a stock life insurance company. American Express Financial Corporation (AEFC) manages the investments of the Fund pursuant to an Investment Management Services Agreement. Under this agreement, AEFC receives a management fee equal to 0.4% of the Fund's average daily net assets for each year (page 7).

CONTRACTS: This prospectus describes the following types of individual non-qualified variable annuity contracts:


- An individual variable annuity contract for use in connection with non-qualified retirement or deferred compensation plans or programs adopted by an employer. These plans or programs are not intended to qualify under Sections 401, 403, or 408 of the Internal Revenue Code of 1986, as amended (the Code). Under this contract, you make an annual purchase payment. The payment must be at least $300 per year if your retirement date is 10 years or more from your application date. If your retirement date is less than 10 years from your application date, the payment must be large enough so that payments total at least $3,000 by your retirement date.

   You also can choose from several optional settlement plans. However, if at the annuity payment starting date the accumulation value of the contract is less than $2,000, IDS Life may pay the accumulation value in a lump sum;

- A single payment deferred annuity that you purchased by making an initial payment of at least $3,000;

- A single payment immediate annuity that you purchased by making an initial payment of at least $3,000; and

- An installment payment deferred annuity that you purchased by making 10 or more annual payments that total at least $300 (page 7).

CONTRACT OWNER: The annuitant is the owner, unless your application says otherwise, or if you later transfer ownership of the contract to someone else.

If the contract was purchased by an employer in connection with a deferred compensation plan, the employer is the exclusive owner of all rights under the contract. When the contract refers to the employer as "an annuitant," it is solely for purposes of identification. IDS Life pays all funds payable under the contract to the employer. IDS Life does not issue certificates to any employee of an employer who has entered into a deferred compensation agreement. Any employee participating in a deferred compensation plan should refer to the deferred compensation agreement with the employer for information on any additional charges in connection with the plan.

TRANSFERS BETWEEN ACCOUNTS: Before the annuity payment starting date, you may give IDS Life written or telephone instructions to transfer the contract value of your investment between the fixed account and the variable account. Transfers must be for at least $50 and will go into effect when IDS Life then records it at its home office (page 8).

CHARGES YOU PAY: IDS Life will deduct a combined sales and administrative charge from payments you make into the Fund.

For the individual variable annuity contract used with non-qualified plans adopted by an employer, the deduction is 5.75% of the first $10,000 paid into the Fund, 4% of the next $40,000 and 2% of all amounts in excess of $50,000 (page 13).

For the other three individual annuity contracts, if you made a single payment, the deduction is 8% of the first $15,000, 5% of the next $10,000 and 2% of any further amounts. If you chose to make installment payments, the deductions average 8.7% over the first 10 years. You may lose money if you surrender your individual installment contract too soon because the percentage that IDS Life deducts is higher in the earlier years (20% for the first year of an installment payment contract, 18% for the second and third contract years, 7% for the fourth year and 4% thereafter) (page 13).


Additionally, IDS Life may deduct for premium taxes imposed on us by state and local governments. State premium taxes range from 0 to 3.5% of the gross purchase payments (page 13).


                 IDS LIFE VARIABLE ANNUITY FUND A -- PROSPECTUS

SURRENDERING YOUR CONTRACT: You can surrender all or part of a deferred annuity contract any time before the annuity payment starting date by giving IDS Life written or telephone instructions. IDS Life will cash in the number of accumulation units or fixed dollar accumulation value required for the amount of money you request. IDS Life will give accumulation units the accumulation unit value it determines on the date IDS Life receives your request. However, you can't surrender part of your contract if the remaining accumulation value is less than $20. You cannot make any surrenders after annuity payments have started. You will pay income tax on the taxable part of your surrender and you may have to pay an IRS penalty tax on early withdrawal if you surrender part or all of your contract before reaching age 591/2.

A surrender may result in adverse tax consequences. You should consult a tax advisor before making a surrender request (page 14).

FEDERAL TAX INFORMATION: According to current interpretations of federal income tax law, generally there is no federal income tax on any increase in your annuity's value until you receive a distribution. Under certain circumstances, IRS penalty taxes may apply (page 15).


ADDITIONAL INFORMATION: For information about the Fund's history, organization and headquarters as well as information about IDS Life and AEFC, see page 19.


FINANCIAL HIGHLIGHTS


FROM JAN. 1, 1993 TO DEC. 31, 2002



YEAR ENDED DEC. 31,                                    2002       2001       2000       1999       1998       1997
--------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of year         $  24.54   $  30.54   $  32.26   $  24.53   $  20.91   $  17.04
--------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(a):
Net investment income (loss)                             (.03)      (.10)      (.20)      (.20)      (.14)      (.12)
Net gains (losses) (both realized and unrealized)       (5.90)     (5.90)     (1.52)      7.93       3.76       3.99
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                        (5.93)     (6.00)     (1.72)      7.73       3.62       3.87
--------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end of year               $  18.61   $  24.54   $  30.54   $  32.26   $  24.53   $  20.91
--------------------------------------------------------------------------------------------------------------------
Total return(b)                                        (24.16%)   (19.65%)    (5.33%)    31.51%     17.31%     22.71%
--------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Total contract owner's equity
  at end of year (000 omitted                        $212,651   $316,867   $429,472   $493,966   $406,987   $379,553
Ratio of operating expenses
  to average daily net assets                            1.40%      1.40%      1.40%      1.40%      1.40%      1.40%
Ratio of net investment income (loss)
  to average daily net assets                            (.14%)     (.39%)     (.59%)     (.71%)     (.63%)     (.62%)
Portfolio turnover rate                                   195%(c)     76%        85%         5%        19%        33%
--------------------------------------------------------------------------------------------------------------------

YEAR ENDED DEC. 31,                                    1996       1995       1994       1993
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
Accumulation unit value at beginning of year         $  13.93   $  10.27   $  10.70   $   9.77
----------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(a):
Net investment income (loss)                             (.07)      (.02)       .03       (.02)
Net gains (losses) (both realized and unrealized)        3.18       3.68       (.46)       .95
----------------------------------------------------------------------------------------------
Total from investment operations                         3.11       3.66       (.43)       .93
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Accumulation unit value at end of year               $  17.04   $  13.93   $  10.27   $  10.70
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Total return(b)                                         22.33%     35.64%     (4.01%)     9.50%
----------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Total contract owner's equity
  at end of year (000 omitted                        $327,778   $284,407   $223,317   $241,623
Ratio of operating expenses
  to average daily net assets                            1.40%      1.40%      1.40%      1.40%
Ratio of net investment income (loss)
  to average daily net assets                            (.43%)     (.19%)      .27%      (.17%)
Portfolio turnover rate                                    13%        46%        63%        64%
----------------------------------------------------------------------------------------------



(a) Per accumulation unit value amounts have been calculated using average accumulation unit values outstanding method.

(b) Total return does not reflect payment of a sales charge.

(c) Higher turnover rates may result in higher brokerage expenses. A portfolio management change and investment opportunities in July led to increased portfolio turnover during the fiscal year.

This table pertains to accumulation units only. When you begin to receive your annuity payments, accumulation units change to annuity units. The value of an annuity unit (assuming a 3.5% investment rate) was $5.66 as of Dec. 31, 2002, $7.73 as of Dec. 31, 2001, $9.95 as of Dec. 31, 2000, $10.88 as of Dec. 31,
1999, $8.56 as of Dec. 31, 1998, $7.55 as of Dec. 31, 1997, $6.37 as of Dec. 31,
1996, $5.39 as of Dec. 31, 1995, $4.11 as of Dec. 31, 1994 and $4.44 as of Dec.
31, 1993. The value of an annuity unit (assuming a 5% investment rate) was $3.43 as of Dec. 31, 2002, $4.75 as of Dec. 31, 2001, $6.20 as of Dec. 31, 2000, $6.88
as of Dec. 31, 1999, $5.49 as of Dec. 31, 1998, $4.92 as of Dec. 31, 1997, $4.21
as of Dec. 31, 1996, $3.61 as of Dec. 31, 1995, $2.80 as of Dec. 31, 1994 and
$3.06 as of Dec. 31, 1993.


The information in this table is derived from financial statements of the Fund that have been audited by Ernst & Young LLP, independent auditors. The independent auditor's report and additional information about the performance of the Fund are in the Fund's annual report, which you can obtain without charge if it is not included with this prospectus.



                 IDS LIFE VARIABLE ANNUITY FUND A -- PROSPECTUS

THE VARIABLE ANNUITY

An annuity is a contract with a life insurance company that guarantees regular income to the purchaser. Most people buy annuities to provide income in their retirement years. When many people think of an annuity, they think of a fixed dollar annuity. With a fixed dollar annuity, the insurance company bears the risk of investment gain or loss and guarantees payment of an exact monthly amount. A variable annuity also guarantees you regular payments. However, the amount of the payments will fluctuate with the performance of the securities in which the annuity fund invests. So if the securities go up in value, you may receive larger annuity payments. If they go down, you may receive smaller annuity payments.

INVESTMENT OBJECTIVE

The Fund's investment objective is long-term capital appreciation. There is no guarantee the Fund will achieve its investment objective because any investment involves risk. IDS Life can change the Fund's investment objective without the approval of the Fund's contract holders, but IDS Life has no intention of doing so.

The Fund invests primarily in U.S. common stocks. The Fund also may invest in preferred stocks and in corporate and government bonds. Some bonds issued by agencies of the U.S. government are not supported by the full faith and credit of the United States.

The Fund may invest up to 30% of its total assets at the time of purchase in foreign securities. In selecting foreign investments, the Fund generally will seek to invest in companies that it anticipates will experience economic growth at least as great as that anticipated in the U.S. companies in which it invests. The securities that the Fund believes offer attractive opportunities for investment may change from time to time.

The Fund may use derivative instruments from time to time. However, at this time, the use of such instruments is not a principal strategy of the Fund.

For temporary purposes, the Fund may make certain investments. It may buy short-term U.S. and Canadian government securities. It may invest in bank obligations including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances and letters of credit. The Fund may buy short-term corporate notes and obligations rated in the top two classifications or the equivalent by Standard and Poor's or Moody's.


PRINCIPAL RISKS


Please remember that you may lose money. Principal risks associated with an investment in the Fund include:

-  Market Risk

-  Style Risk
-  Issuer Risk


MARKET RISK

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


STYLE RISK

The Fund's management strategy will influence performance significantly. Large capitalization stocks as a group could fall out of favor with the market, causing the Fund to underperform funds that invest primarily in small or medium capitalization stocks. If the manager's stock selection strategy does not perform as expected, the Fund could underperform its peers.

ISSUER RISK

The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortage, corporate restructurings, fraudulent disclosures or other factors.




                 IDS LIFE VARIABLE ANNUITY FUND A -- PROSPECTUS

NON-FUNDAMENTAL POLICIES

No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

The Fund will not buy securities on margin (use borrowed money to buy securities) or sell short. With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price on the replacement date. The price at such time may be more or less than the price at which the investor sold the security.

The Fund will not invest in illiquid securities if more than 10% of the Fund's net assets would be invested in such securities.

The Fund may invest its assets in an open-end management investment company (another fund) having substantially the same investment objectives, policies and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

The Board of Managers of the Fund can change the investment policies described above without the consent of contract holders.

FUNDAMENTAL POLICIES

The Fund observes the following fundamental investment restrictions, that cannot change without approval by a vote of the contract holders:

- The Fund will not borrow money or property except as a temporary measure for extraordinary or emergency purposes, and in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

- The Fund will not underwrite securities of other issuers, except as allowed by applicable law.

-   The Fund will not concentrate in any one industry.

- The Fund may invest up to 10% of its total assets, taken at cost, in real properties, but will not do so as a principal activity.

- The Fund will not invest more than 5% of its total assets, at market value, in securities of any one company, government or political subdivision. The limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities. Up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

- The Fund will not purchase securities of any issuer if immediately after, and as a result of a purchase, the Fund would own more than 10% of the outstanding voting securities of the issuer.

- The Fund may not make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

- The Fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This will not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

PORTFOLIO MANAGER


Doug Chase, portfolio manager, joined AEFC in 2002. He is portfolio manager of AXP Large Cap Equity Fund, IDS Life Variable Annuity Fund B and AXP Variable Portfolio - Capital Resource Fund. Prior to joining AEFC, he worked as an analyst and portfolio manager at Fidelity Investments where he managed the Fidelity Export and Multinational Fund and was a member of the team that managed several other funds. He joined Fidelity Investments in 1992. Doug has a BA in economics from the University of California and an MBA from the University of Michigan-Ann Arbor.




                 IDS LIFE VARIABLE ANNUITY FUND A -- PROSPECTUS

INVESTMENT AGREEMENT

AEFC is the Fund's investment manager. Under the Investment Management Services Agreement between AEFC and the Fund, AEFC charges a fee for managing the Fund's investments. This amounts to 0.4% of the Fund's average daily net assets for the year. In addition to paying its own management fee, the Fund also pays all brokerage commissions and charges in the purchase and sale of assets. Brokerage charges are paid to AEFC for reimbursement of charges incurred in the purchase and sale of foreign securities.

An Investment Management Services Agreement was approved by the contract holders on Nov. 13, 2002. The agreement will continue each year as long as it is approved:


- by a majority of the Board of Managers of the Fund or a majority of the outstanding votes of the Fund, and


- by a majority of the Board of Managers of the Fund who are not "interested persons" of AEFC.

All votes by the Board of Managers must be taken at a meeting called specifically to approve or disapprove the agreement and all votes must be cast in person.

AEFC or the Fund may cancel the agreement without penalty, provided it gives 60 days' notice in writing. If the Fund decides to cancel its management agreement with AEFC, it must have the approval of either the Board of Managers or a majority of the votes of contract holders. If there is any assignment of the agreement, it ends immediately.

The Fund operates under an order from the SEC that permits AEFC, subject to the approval of the Board of Managers, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining contract holder approval. The order permits the Fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining contract holder approval of the change.


BROKERAGE


Under the Investment Management Services Agreement, AEFC has responsibility for making the Fund's investment decisions, for executing trades for the Fund's portfolio and for negotiating any brokerage commissions. The Fund paid total brokerage commissions for each of the last three years as follows: $1,697,258 for 2002, $590,023 for 2001 and $331,476 for 2000. AEFC intends to continue to examine and consider ways to reduce brokerage costs.

The Investment Management Services Agreement generally requires AEFC to use its best efforts to obtain the best available price and the most favorable execution. However, brokerage firms may provide some extra services, including economic or investment research and analysis. Sometimes it may be desirable to compensate a broker for research or brokerage services by paying a commission that it might not otherwise charge or a commission in excess of what another broker might charge. The Board of Managers has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that the amount of commission is reasonable in relation to the value of the brokerage or research services provided by the broker.

In purchases and sales of securities involving transactions not listed on an exchange or in listed securities that are traded off of the exchange, the Fund will deal with a market maker as principal, or a broker as agent, depending upon the method AEFC believes will produce the best available price and most favorable execution as described above. In transactions with a broker who acts as principal, commissions generally are not stated separately, but are included in the price of the securities.


AEFC gives investment advice to a number of investment companies and mutual funds. Where more than one of these companies or funds are interested in the same securities at the same time, AEFC carries out the sale or purchase in a way that all agree in advance is fair.

Sharing in a large transaction may affect the price or volume of shares acquired. But by these transactions, the Fund hopes to gain an advantage in execution.


The Fund may pay brokerage commissions to broker-dealer affiliates of AEFC and American Express Company.


THE CONTRACTS

This prospectus describes the following types of individual non-qualified variable annuity contracts:


- AN INDIVIDUAL VARIABLE ANNUITY CONTRACT. This contract was offered for sale in connection with an employer plan that, as of Dec. 8, 1981, had already purchased one or more Fund annuity contracts. These plans or programs are not intended to qualify under Sections 401, 403, or 408 of the Code. Your purchase payment for this contract is made by a number of annual payments.

- INSTALLMENT PAYMENT -- DEFERRED ANNUITY. You make purchase payments in installments over a number of years. Annuity payments begin at some future date after you have paid all installments.

- SINGLE PAYMENT -- DEFERRED ANNUITY. You made a single purchase payment. Annuity payments are deferred until some future date.


- SINGLE PAYMENT -- IMMEDIATE ANNUITY. You made a single purchase payment. Annuity payments started within 60 days after IDS Life approved your application.

                 IDS LIFE VARIABLE ANNUITY FUND A -- PROSPECTUS

THE FIXED ACCOUNT

You also may allocate purchase payments and transfers to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit interest daily and compound it annually. The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

If you have a deferred annuity contract, you can change your mind from time to time and apply all or part of your future purchase payments to the fixed account.

Also, the contract provides that once each contract year, you can transfer accumulation values of at least $250 from the variable account to the fixed account or from the fixed account to the variable account. This right ends 30 days before annuity payments begin. Presently, IDS Life does not intend to limit the number of transfers from the variable account to the fixed account; however, IDS Life limits transfers from the fixed account to the variable account to one per contract year. Just write or telephone IDS Life and indicate the dollar amount, percentage of, or number of variable accumulation units to transfer from the Fund or the amount of fixed dollar accumulation value to transfer to the Fund.

AUTOMATED TRANSFERS AND PARTIAL SURRENDERS

IDS Life currently allows deferred annuity contract holders to establish:

- automated transfers of contract values between the fixed account and variable account; or


-   automated partial surrenders of contract values.


Both services can be in effect at the same time. You can establish them through a one-time written or telephone request to IDS Life.


The minimum transfer amount from any account or partial surrender amount from the contract is $50. You can make the transfer or surrender on a monthly, quarterly, semiannual or annual basis. You may start or stop this service at any time but you must give IDS Life 30 days' notice to change any automated transfer or surrender instructions that are currently in place. Automated transfers or partial surrenders are subject to all of the other contract provisions and terms including provisions relating to the transfer of money between accounts. They are not available for 1969 Series Contracts that were issued prior to May 1971.


Automated transfers from the fixed account may not exceed an amount that will deplete the fixed account within 12 months. If you have made any type of transfer from the fixed account, you may not transfer contract values from the variable account back to the fixed account until the next contract anniversary.

The balance in your account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, IDS Life will suspend your entire automated arrangement until the balance is adequate. If IDS Life must suspend your arrangement for six months, IDS Life reserves the right to discontinue the arrangement in its entirety.

Automated partial surrenders may result in income taxes and IRS penalty taxes being applied to all or a portion of the amount surrendered. See the sections on tax charges and surrendering your contract (page 15).

For more information regarding surrenders, see page 14.

Under some contracts, applicable law may restrict automated partial surrenders. When automated partial surrenders are in effect, additional purchase payments may not be appropriate and, therefore, are not permitted.


IDS Life has the authority to honor any telephone requests believed to be authentic and will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. As long as IDS Life follows the procedures IDS Life and its affiliates will not be liable for any loss resulting from fraudulent requests. IDS Life will process your transfer and/or partial surrender request on the valuation date (any normal business day, Monday through Friday, that the New York Stock Exchange (NYSE) is open) after we receive it. At times when the volume of telephone requests is unusually high, IDS Life will take special measures to ensure that your call is answered as promptly as possible. IDS Life will not allow a telephone surrender request within 30 days of a phoned-in address change.


You may request that telephone withdrawals not be authorized from your account by writing IDS Life.

Consult your tax advisor if you have any questions about the taxation of your annuity.

                 IDS LIFE VARIABLE ANNUITY FUND A -- PROSPECTUS

MEASURING THE VALUE OF YOUR CONTRACT

Because values are always changing with the performance of the Fund's investments, it is not easy to measure value with a variable annuity contract. For this reason, IDS Life uses a technique that involves "units." IDS Life measures the performance of the Fund by changes in the value of a single unit, rather than the total value of the Fund. There are two kinds of units. As long as you are paying into the Fund they are called "accumulation units." When you begin to receive your annuity payments, they change to "annuity units."

- Accumulation units are used to measure the value of deferred annuity contracts during the period before IDS Life makes annuity payments to you. Here is the formula:

    NUMBER OF YOUR        VALUE OF ONE           TOTAL
    ACCUMULATION    X     ACCUMULATION    =      ACCUMULATION
    UNITS                 UNIT                   VALUE

If you bought a deferred annuity contract, IDS Life credited your purchase payments as accumulation units to your contract.

- Annuity units determine the value of each annuity payment. If you bought an immediate annuity contract, IDS Life credited your purchase payment as annuity units to your account.

Under a deferred annuity contract, when annuity payments begin, IDS Life will convert your accumulation value into annuity units. From then on, your annuity payments are based on the current annuity unit value. Here is the formula:

    NUMBER OF YOUR  X     ANNUITY UNIT    =      VALUE OF ONE
    ANNUITY UNITS         VALUE                  ANNUITY PAYMENT

DATES WE REVALUE UNITS -- VALUATION DATE

IDS Life values your units at least once every seven days. At the present time, IDS Life values your units each business day at the close of trading on the NYSE. During an emergency, the Fund can suspend redemption. Those emergency situations would occur if:


- The NYSE closes for reasons other than the usual weekend and holiday closings, or trading on the NYSE is restricted,


- Disposal of the Fund's securities is not reasonable, or it is not reasonably practical for the Fund to determine the fair value of its net assets, or


-   The SEC under the provisions of the Investment Company Act of 1940 (1940
    Act) declares a period of emergency to exist.


SPLITTING UNITS

IDS Life can split accumulation or annuity units. We will do so only if it is in the best interests of the contract holders, the annuitants and IDS Life.

THE VALUATION PERIOD

The valuation period starts after the close of business (when the NYSE closes, normally 3 p.m. Central time) on one valuation date and ends with the close of business on the next valuation date.

VALUING FUND ASSETS

We determine the net value of the Fund's assets at the start of each valuation period by taking the total value of the Fund's assets and subtracting liabilities. The net asset value per share generally changes each day. We value Fund securities as follows:

- We value securities traded on national securities exchanges at the last quoted sales price on that day. If a particular security hasn't been traded on a certain day, we take the average price between the last bid (offer to buy) and the last asked (offer to sell) price.

- We also value securities with readily available market quotations but without a listing on an exchange at the average between the last bid and the last asked price.

- We value short-term securities maturing more than 60 days from the valuation date at the market price or approximate market value based on current interest rates. We value short-term securities maturing in 60 days or less but that originally had maturities of more than 60 days at the acquisition date on an amortized cost basis using the market value on the 61st day before maturity. We value short-term securities maturing in 60 days or less at the acquisition date at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or systematically reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

- We value securities and other assets without a ready market price at fair value. The Board of Managers is responsible for using valuation methods that they believe give fair value. In cases like this, they may use an outside organization to value these securities. These organizations may use methods that take into consideration yields, trading characteristics and other market data.



                 IDS LIFE VARIABLE ANNUITY FUND A -- PROSPECTUS

WHEN WE CREDIT YOUR PURCHASE PAYMENTS

IDS Life credits each purchase payment at the end of the valuation period during which we receive it at our home office.

VALUING AN ACCUMULATION UNIT


IDS Life uses accumulation units to measure the value of your contract during the period before annuity payments begin. We determine the value of an accumulation unit by multiplying the accumulation unit value for the last valuation period by the net investment factor for the current period. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: To calculate the number of accumulation units for your account we divide your investment by the current accumulation unit value.


ACCUMULATION UNIT VALUE: The current accumulation unit value equals the last value times the account's current investment factor.

WE DETERMINE THE INVESTMENT FACTOR BY:


- Calculating the current net value of the Fund's assets, excluding the fee IDS Life charges for bearing the risk of increases in life expectancy and administrative expenses ("mortality and expense risk assurance fee");


-   Dividing that amount by the previous net value of the Fund's assets; and

- Subtracting the amount representing the mortality and expense risk assurance fee from the result.

Because the net asset value of the Fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk.

FACTORS THAT AFFECT VARIABLE ACCOUNT ACCUMULATION UNITS:


Accumulation units may change in two ways -- in number and in value.


The number of accumulation units you own may fluctuate due to:

-   additional purchase payments you allocate to the Fund;

-   transfers into or out of the Fund; and/or

-   partial surrenders.

Accumulation unit values will fluctuate due to:

-   changes in the Fund's net asset value;

-   interest and dividends earned by the Fund;

-   net realized and unrealized capital gains or losses of the Fund;


-   Fund operating expenses; and/or


-   mortality and expense risk assurance fee.

VALUING AN ANNUITY UNIT

When you are ready to receive annuity payments, IDS Life exchanges your accumulation units for annuity units. Annuity units measure each variable annuity payment. To determine the value of an annuity unit, we multiply the annuity unit value on the last valuation date by the product of (1) the investment factor for the current period, and (2) the neutralizing factor.

The neutralizing factor removes the assumed investment rate that is built into the variable annuity tables in your contract. The neutralizing factor for a one-day valuation period is 0.999866, when the usual 5% assumed investment rate is used.

The assumed investment rate is not always 5%. For example, contracts subject to Texas law cannot use more than a 3.5% investment rate. You can request a 3.5% investment rate by sending a written request to IDS Life at its home office. The current policy of IDS Life is to grant a request received no later than 30 days before settlement.

Why would you want a lower assumed investment rate? The value of an annuity unit will rise or fall to the extent that the actual investment rate for the period is more or less than the assumed investment rate. A lower assumed rate produces a lower initial annuity payment, but later payments will rise faster if unit values are going up. Later payments will fall more slowly if unit values are dropping.



                 IDS LIFE VARIABLE ANNUITY FUND A -- PROSPECTUS

ANNUITY PAYMENT STARTING DATE

For INDIVIDUAL DEFERRED CONTRACTS PAID FOR IN ANNUAL INSTALLMENTS, the annuity payment starting date must be at least 10 years after the date of your application. You can change the payment date at any time not less than 30 days before annuity payments are to start.

For SINGLE PAYMENT DEFERRED CONTRACTS, the annuity payment starting date was at least 60 days after the application date.

For IMMEDIATE CONTRACTS, the annuity payment starting date was no later than 60 days after the application date.

For EMPLOYER PLANS, the annuity starting date must be at least so many years after the application date that the number of years multiplied by the annual purchase payment equals or exceeds $3,000.

For ALL CONTRACTS the annuity payment starting date must come before (whichever one is later):

-   the contract anniversary nearest the annuitant's 75th birthday, or

-   the 30th contract anniversary.

TABLE OF SETTLEMENT RATES

The Progressive Annuity Table in your contract shows the amount of the first monthly payment for each $1,000 of contract value according to the adjusted age and, when applicable, the sex of the annuitant.

Adjusted age is equal to the annuitant's birthday nearest the settlement date minus any adjustment depending on the calendar year of birth of the annuitant as follows:

                                                 ADJUSTMENT FOR
CALENDAR YEAR OF ANNUITANT'S BIRTH            MALE           FEMALE
         Prior to 1920                         0               4
         1920 through 1939                     1               5
         1940 through 1954                     2               6
         1955 through 1969                     3               7
         After 1969                            4               8


In NATHALIE NORRIS, ET. AL. V. ARIZONA GOVERNING COMMITTEE FOR TAX DEFERRED ANNUITY AND DEFERRED COMPENSATION PLANS, ET AL., the United States Supreme Court decided that Title VII of the Civil Rights Act of 1964 prohibits an employer from offering its employees the option of receiving retirement benefits from one of several companies selected by the employer, all of which pay a woman lower monthly retirement benefits than a similarly situated man. The Court ordered that all retirement benefits derived from contributions made on and after Aug. 1, 1983, must be calculated without regard to the sex of the annuitant.

IDS Life has been administering contributions received since Aug. 1, 1983, on the company's in-force annuity contracts to provide retirement benefits without regard to the sex of the annuitant in those markets which are affected by the Norris decision. IDS Life also has amended certain contracts in order to assure continued compliance by employers with the obligations imposed on them by the Norris decision.




                 IDS LIFE VARIABLE ANNUITY FUND A -- PROSPECTUS

ANNUITY PAYMENT PLANS

You may have selected on the application how you want annuity payments made and when the payments are to begin. If you have a deferred annuity contract, you may change your payment plan at any time at least 30 days before the annuity payment starting date.

Here are the plans available for all annuity contracts as described in this prospectus:

PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payments until the annuitant's death. Payments end with the last payment before the annuitant's death; we will not make any further payments. This means that if the annuitant dies after we have made only one monthly payment, we will not make any more payments.

PLAN B: LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payments for a guaranteed payment period of five, ten or 15 years that you elect. This election will determine the length of the payment period to the beneficiary if the annuitant should die before the elected period has expired. We calculate the guaranteed payment period from the retirement date. If the annuitant outlives the elected guaranteed payment period, we will continue to make payments until the annuitant's death.

PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payments until the annuitant's death, with our guarantee that payments will continue for some period of time. We will make payments for at least the number of months determined by dividing the amount applied under this option by the first monthly payment, whether or not the annuitant is living.

PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payments while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payments at the full amount until the death of the surviving annuitant. Payments end with the death of the second annuitant.

A beneficiary of a variable annuity contract may ask for a lump-sum payment under Plan B or Plan C. IDS Life will not grant the request if you asked us not to.

If you have not selected a plan by the annuity payment starting date, Plan B with 120 guaranteed monthly payments will be used.

Contract values that you have allocated to the fixed account will provide fixed-dollar payments while the remaining contract values will provide variable annuity payments.


If the value of the contract is less than $2,000 on the annuity payment starting date, IDS Life may pay the accumulation value in a lump sum.


DETERMINATION OF MONTHLY ANNUITY PAYMENTS FOR DEFERRED CONTRACTS

When annuity payments are to begin, IDS Life computes the first monthly variable annuity payment on the valuation date on or right before the seventh day before the annuity payment starting date.

IDS Life makes the computations using the table of settlement rates in your contract unless we agree on an optional table. IDS Life uses a different table if you elected a 3.5% assumed investment rate. We divide the amount of the first payment by the annuity unit value to give the number of annuity units for your contract.

IDS Life will determine each monthly payment after the first one by multiplying the number of annuity units by the current annuity unit value. IDS Life will compute variable annuity payments on the valuation date on or right before the seventh day before the annuity payment date.

Here is an example: Assume the variable accumulation value on the valuation date seven days before the annuity payment starting date was $30,000 and the plan you selected produces an initial payment of $6 for each $1,000 of accumulation value. Ignoring premium taxes, if any, the first payment would be $180 (30 X $6 = $180).

Now assume the annuity unit value on the valuation date seven days before the annuity payment starting date is $1.800000. The number of annuity units for your contract is 100 ($180 DIVIDED BY $1.800000 = 100). Ordinarily, IDS Life will pay the value of the same number of annuity units each month.

DETERMINATION OF MONTHLY ANNUITY PAYMENTS FOR IMMEDIATE CONTRACTS

IDS Life multiplied the number of your annuity units by the value of one unit. IDS Life determined the value of one unit on the valuation date on or right before the seventh day before the annuity payment was due. The following example shows how we determined the number of your annuity units:

Assume the net purchase payment was $30,000 and the conversion factor, based on actuarial tables and the contract you selected, is $5.50.

Assume the value of one annuity unit on the valuation date was $1.500000.

First divide the net purchase payments by $1,000: $30,000 DIVIDED BY $1,000 = $30. Next, multiply the answer by the conversion factor: $30 X $5.50 = $165.

Divide the answer by the value of one unit. This gives the number of annuity units paid out each month: $165 DIVIDED BY $1.500000 = 110 units.



                 IDS LIFE VARIABLE ANNUITY FUND A -- PROSPECTUS

THE CHARGES YOU PAY

1) SALES AND ADMINISTRATIVE CHARGES

The tables below show the deductions from your purchase payments for sales and administrative charges. The net amount invested is the total purchase payments minus the deduction for sales and administrative charges.

SINGLE PAYMENT CONTRACTS

                                                                        TOTAL CHARGE            TOTAL DEDUCTION
PART OF THE              DEDUCTION              DEDUCTION FOR         AS PERCENTAGE OF         AS PERCENTAGE OF
TOTAL PURCHASE           FOR SALES             ADMINISTRATIVE          TOTAL PURCHASE             NET AMOUNT
PAYMENT                   CHARGE                   CHARGE                  PAYMENT                 INVESTED
First $15,000               6.0%                    2.0%                    8.0%                     8.70%
Next $10,000                4.0                     1.0                     5.0                      5.26
Over $25,000                1.5                     0.5                     2.0                      2.04

INSTALLMENT PAYMENT CONTRACTS (OTHER THAN EMPLOYER PLAN CONTRACTS)

                                                                                       TOTAL CHARGE            TOTAL DEDUCTION
                                        DEDUCTION              DEDUCTION FOR         AS PERCENTAGE OF         AS PERCENTAGE OF
AMOUNT EQUIVALENT TO STATED             FOR SALES             ADMINISTRATIVE          TOTAL PURCHASE             NET AMOUNT
ANNUAL PAYMENT AMOUNT                    CHARGE                   CHARGE                  PAYMENT                 INVESTED
1st stated annual payment                 18.0%                    2.0%                   20.0%                    25.00%
2nd and 3rd stated annual payment         16.0                     2.0                    18.0                     21.95
4th stated annual payment                  5.0                     2.0                     7.0                      7.53
5th and after stated annual payment        2.0                     2.0                     4.0                      4.17
If kept through 10 years                   6.7                     2.0                     8.7                      9.53

EMPLOYER PLAN -- ANNUAL PURCHASE CONTRACTS

                                                                                       TOTAL CHARGE           TOTAL DEDUCTION
PART OF THE                             DEDUCTION              DEDUCTION FOR         AS PERCENTAGE OF         AS PERCENTAGE OF
TOTAL PURCHASE                          FOR SALES             ADMINISTRATIVE          TOTAL PURCHASE             NET AMOUNT
PAYMENT                                  CHARGE                   CHARGE                  PAYMENT                 INVESTED
First $10,000                             3.75%                    2.0%                     5.75%                    6.10%
Next $40,000                               2.0                     2.0                       4.0                     4.17
Excess over $50,000                        0.5                     1.5                       2.0                     2.04


Under a Distribution and Services Agreement with the Fund, IDS Life is the principal underwriter and performs all sales and administrative duties. It pays salaries, sales commissions, legal, accounting, auditing or actuarial fees, and death benefits under deferred variable annuity contracts. The deductions for sales and administrative charges came to $45,869 for 2002, $55,248 for 2001 and $61,824 for 2000.


IDS Life may reduce or eliminate the sales and administrative charge, but only to the extent IDS Life anticipates that we will incur lower sales and administrative expenses or perform fewer services. Generally, this will occur with programs established by an employer for all employees or for all employees in a class, under which employees do not individually enroll in the program.

2) PREMIUM TAXES

Some state and local governments impose a premium tax on IDS Life in an amount of up to 3.5%. If a state or local government requires IDS Life to pay a premium tax on your contract, IDS Life may deduct it from your purchase payments or from your contract's accumulation value.

3) MORTALITY AND EXPENSE RISK ASSURANCE FEE

IDS Life will bear any expenses that occur because of an increase in administrative expenses, or because of an increase in the life expectancy of people receiving variable annuity payments. But, it is not responsible for increases in brokers' fees and transfer taxes on the purchase and sale of assets.


For bearing this risk, IDS Life charges the Fund a fee equal to 1% of the Fund's average daily net assets for the year. This came to $2,583,530 for 2002, $3,496,055 for 2001 and $5,093,495 for 2000.


If the fee is more than enough to cover the increases, IDS Life will keep the difference. If the fee is not enough, IDS Life bears the loss.



                 IDS LIFE VARIABLE ANNUITY FUND A -- PROSPECTUS

4) CHARGE FOR INVESTMENT MANAGEMENT


For acting as investment manager, AEFC charges the Fund a fee equal to 0.4% of the Fund's average net assets for the year, less any brokerage credits. This came to $1,034,772 for 2002, $1,399,304 for 2001 and $2,035,854 for 2000. For
periods prior to Dec. 1, 2002, the fee was paid to IDS Life as investment manager.


5) TAX CHARGES

IDS Life is taxed as a life insurance company under Subchapter L of the Code. IDS Life treats the Fund as part of IDS Life for federal income tax purposes. IDS Life must pay all taxes that come about because of the Fund. For this reason, IDS Life can charge the Fund for tax charges. Under current federal income tax law, no taxes are payable with respect to any income of the Fund.

Investment results credited to a contract are not taxed until you receive annuity benefits.

SURRENDERING YOUR CONTRACT

You can surrender all or part of your annuity contract any time before the annuity payment starting date. There is no surrender charge for either partial or full surrenders. You cannot surrender the contract in whole or in part after annuity payments have started.

For a discussion of automated partial surrenders, see page 8.


Make your request to IDS Life in writing. IDS Life will cash in the number of accumulation units for the amount you request. The units are valued at the next accumulation unit value calculated after IDS Life receives your request in our home office. You cannot surrender part of your contract if the remaining accumulation value will be less than $20, and you cannot repay any amount you surrender. IDS Life usually will mail a check to you within seven days after we process your request. However, IDS Life can delay sending your check until we are sure we have received good payment for the accumulation units you want to surrender.


You may receive extra money if the Fund's state premium tax liability is reduced as a result of your surrender. If it is, you will receive either the amount of the reduction or the amount already deducted from your purchase payments for premium taxes, whichever is less.

Your surrender may result in adverse tax consequences. Consult a qualified tax advisor before requesting a surrender.

MAKING WITHDRAWALS ON YOUR CONTRACT

You can make a temporary withdrawal on your contract any time before the annuity payment starting date. The least you can withdraw, including charges, is $250. The most you can withdraw is the sum of your purchase payments less any amounts you previously surrendered. You cannot have more than one temporary withdrawal outstanding at any one time. IDS Life will charge you 2% of your withdrawal at the time of withdrawal in order to cover our administrative costs.

You must pay your withdrawal back within two years. IDS Life will use your repayment to buy accumulation units at their current price. However, you cannot make a repayment after the annuity payment starting date. There are no sales charges. If you do not pay your withdrawal back within two years, IDS Life will regard it as if you surrendered that part of your contract.

HOW DO YOU REPAY YOUR WITHDRAWAL? Inform IDS Life in writing. Otherwise IDS Life will use your regular purchase payments toward repayment. What is left after you fully repay your withdrawal will go toward your regular purchase payments. Any amount of your purchase payment left over after repayment must be at least $10.

- EXAMPLE: You make a withdrawal of $295 and your next purchase payment is $300. Instead of applying $295 toward the withdrawal and $5 toward the purchase payment, we will apply $290 toward the withdrawal and $10 toward the purchase payment. Now you owe $5 on your withdrawal. IDS Life will take out this amount next time you make a payment.

Keep track of all your withdrawals and surrenders. If your accumulation value falls to zero, IDS Life will close your account.



                 IDS LIFE VARIABLE ANNUITY FUND A -- PROSPECTUS

SPECIAL RULES IF THE ANNUITANT DIES BEFORE THE ANNUITY PAYMENT STARTING DATE

Under a deferred annuity contract, if the annuitant dies before annuity payments begin, the beneficiary will receive the greater of:

-   the sum of all purchase payments minus surrenders and unrepaid withdrawals;
    or

-   the accumulation value of the contract.

If the annuitant dies on or after the contract anniversary date nearest his or her 75th birthday, IDS Life will pay only the accumulation value to the beneficiary.

IF YOU DIE BEFORE YOUR RETIREMENT DATE: When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

IF YOUR SPOUSE IS SOLE BENEFICIARY and you die before the annuity payment starting date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

IF YOUR BENEFICIARY IS NOT YOUR SPOUSE, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payments under any annuity payment plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payments begin no later than one year after your death, or other date as permitted by the Code; and

- the payment period does not extend beyond the beneficiary's life or life expectancy.


YOUR RIGHT TO CANCEL INSTALLMENT CONTRACTS


You will receive a Statement of Charges and a Notice of Cancellation Rights within 60 days after the contract is sent to you. You will have 45 days from the time this notice was sent to you to cancel your installment contract. You will receive the current accumulation value of your account plus any amounts deducted for taxes and charges.

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of your contract is taxable to you only when you receive a payment or surrender (see detailed discussion below). Any portion of the annuity payments and any surrenders you request that represent ordinary income normally are taxable. IDS Life will send you a tax information reporting form for any year in which IDS Life made a taxable distribution according to its records.


Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

ANNUITY PAYMENTS: A portion of each payment will be ordinary income and subject to tax, and a portion of each payment will be considered a return of part of your investment and will not be taxed. Under Annuity Payment Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year of the annuitant. Under all other annuity payment plans, where the annuity payments end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payments end. (See "Annuity Payment Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

SURRENDERS: If you surrender part or all of your contract before your annuity payments begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders you make before reaching age 591/2 unless certain exceptions apply.


DEATH BENEFITS TO BENEFICIARIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.



                 IDS LIFE VARIABLE ANNUITY FUND A -- PROSPECTUS

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: Any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax deferred.


PENALTIES: In general, if you receive amounts from your contract before reaching age 591/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:


-   because of your death;

-   because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

-   if it is allocable to an investment before Aug. 14, 1982.


WITHHOLDING: If you receive all or part of the contract value, IDS Life may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return.


If the payment is part of an annuity payment plan, IDS Life generally computes the amount of withholding using payroll tables. You may provide IDS Life with a statement of how many exemptions to use in calculating the withholding. As long as you've provided IDS Life with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender) IDS Life computes withholding using 10% of the taxable portion. Similar to above, as long as you have provided IDS Life with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.


The withholding requirements may differ if IDS Life is making payment to a non-U.S. citizen or delivering the payment outside the United States.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, IDS Life may deduct state withholding from any payment from which it deducts federal withholding.

TRANSFER OF OWNERSHIP: If you transfer your contract without receiving adequate consideration, the transfer is a gift and also may be treated as a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses. Please consult your tax advisor for further details.

COLLATERAL ASSIGNMENT: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender and you may have to pay a 10% IRS penalty.


IMPORTANT: This discussion of federal tax laws is based upon IDS Life's understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

TAX QUALIFICATION: IDS Life intends that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. IDS Life reserves the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. IDS Life will send you a copy of any amendments.

VOTING RIGHTS

The Fund grants and defines voting rights of contract holders under its regulations. To the extent permitted under the 1940 Act, IDS Life may modify these voting rights without a vote of a majority of the outstanding voting units. Variable contract holders can vote on:

-   any changes in fundamental investment restrictions;


- the approval of and any changes to the investment management services agreement; and

-   the election of the Board of Managers.

A variable contract holder with accumulation units has a number of votes equal to the number of accumulation units owned. Under a contract where annuity payments have started, IDS Life determines the number of votes by dividing the present value of all future annuity payments by the value of one accumulation unit on the record date. So, there may be a gradual decline in the number of votes to which a contract holder is entitled as we continue to make annuity payments under the contract. The record date will be set by the Board of Managers not more than 60 days before the regular meeting or any special meeting of variable contract holders. Cumulative voting is not authorized.


                 IDS LIFE VARIABLE ANNUITY FUND A -- PROSPECTUS

MANAGEMENT

MEMBERS OF THE BOARD OF MANAGERS AND OFFICERS OF THE FUND

You vote at each regular meeting for the Fund's Board of Managers. That board oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.


The following is a list of the Fund's board members. Each member oversees Fund A and Fund B and the seven portfolios of IDS Life Series Fund, Inc. (IDS Life Series Fund). Board members serve until the next regular meeting or until he or she reaches the mandatory retirement age established by the board.

INDEPENDENT BOARD MEMBERS



                              POSITION HELD WITH FUND   PRINCIPAL OCCUPATION
NAME, ADDRESS, AGE            AND LENGTH OF SERVICE     DURING PAST FIVE YEARS    OTHER DIRECTORSHIPS  COMMITTEE MEMBERSHIPS
----------------------------------------------------------------------------------------------------------------------------
Rodney P. Burwell             Board member since 1999   Chairman, Xerxes          TCF Financial        Joint Audit
Xerxes Corporation                                      Corporation
7901 Xerxes Ave. S.                                     (fiberglass storage
Minneapolis, MN 55431-1253                              tanks)
Born in 1939

Jean B. Keffeler              Board member since 1999   Retired business                               Joint Audit
3424 Zenith Ave. S.                                     executive
Minneapolis, MN 55416
Born in 1945

Thomas R. McBurney            Board member since 1999   President, McBurney       The Valspar          Joint Audit
McBurney Management Advisors                            Management Advisors       Corporation
4900 IDS Center,                                                                  (paints)
80 South Eighth Street
Minneapolis, MN 55402
Born in 1938



BOARD MEMBERS AFFILIATED WITH AMERICAN EXPRESS FINANCIAL CORPORATION (AEFC)*



                              POSITION HELD WITH FUND   PRINCIPAL OCCUPATION
NAME, ADDRESS, AGE            AND LENGTH OF SERVICE     DURING PAST FIVE YEARS    OTHER DIRECTORSHIPS  COMMITTEE MEMBERSHIPS
----------------------------------------------------------------------------------------------------------------------------
Gumer C. Alvero               Board member since        Director and Executive
70100 AXP Financial Center    1998, Chairman of the     Vice President -
Minneapolis, MN 55474         Board  since 2000         Annuities, IDS Life,
Born in 1967                                            since 2001. Vice
                                                        President - General
                                                        Manager Annuities, AEFC,
                                                        since 1998

Timothy V. Bechtold           Board member since        Director and President,
70100 AXP Financial Center    2001, President and       IDS Life, since 2001.
Minneapolis, MN 55474         Chief Executive Officer   Executive Vice President
Born in 1953                  since 2002                - Insurance Products,
                                                        IDS Life, from 1995 to
                                                        2001. Vice President -
                                                        Insurance Products,
                                                        AEFC, since 1995



The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Bechtold, who is President and Chief Executive Officer, the Fund's other officers are:


OTHER OFFICERS


                              POSITION HELD WITH FUND   PRINCIPAL OCCUPATION
NAME, ADDRESS, AGE            AND LENGTH OF SERVICE     DURING PAST FIVE YEARS    OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
C. Nikol Davies               Secretary since 2001      Assistant Secretary,
70100 AXP Financial Center                              AEFC, since 2001.
Minneapolis, MN 55474                                   Paralegal at Boyle & Voss
Born in 1966                                            and Administrative
                                                        Assistant for the
                                                        Department of the  U.S.
                                                        Air Force prior to 2001

Jeffrey P. Fox                Chief Financial Officer   Vice President -
70100 AXP Financial Center    since 2002                Investment Accounting,
Minneapolis, MN 55474                                   AEFC, since 2002. Vice
Born in 1955                                            President - Finance,
                                                        American Express
                                                        Company, 2000-2002. Vice
                                                        President - Corporate
                                                        Controller, AEFC,
                                                        1996-2000

Lorraine R. Hart              Vice President -          Vice President -
70100 AXP Financial Center    Investments since 1992    Insurance Investments,
Minneapolis, MN 55474                                   AEFC, since 1989
Born in 1951

Judd K. Lohmann               Treasurer since 2003      Assistant Treasurer and
70100 AXP Financial Center                              Director -  Finance and
Minneapolis, MN 55474                                   Analysis, AEFC, since
Born in 1958                                            2000.  Director of
                                                        Operations, Advisor
                                                        Business Systems, AEFC,
                                                        from 1996-2000



- Interested person by reason of being an officer, director and/or employee of AEFC.


                 IDS LIFE VARIABLE ANNUITY FUND A -- PROSPECTUS

The Joint Audit Committee was established in 2002. The committee will hold meetings throughout the year with the independent public accountant, internal auditors and corporate officers to review financial statements, reports and compliance matters.

RESPONSIBILITIES OF BOARD WITH RESPECT TO FUND'S MANAGEMENT

The Board of Managers initially approves an Investment Management Services Agreement and any other contracts with AEFC and IDS Life. Once the contracts are approved, the Board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the Board oversees that processses are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the Board evaluates the services received under the contracts and determines whether to continue existing contracts or negotiate new contracts.


MANAGERS' HOLDINGS

The following table shows the dollar range of equity securities beneficially owned by each Manager as of the end of the most recently completed calendar year. The table shows equity ownership in the Fund and, on an aggregate basis, ownership in the registered investment companies overseen by the Manager which include the Fund, Fund B and IDS Life Series Fund (the Family of Investment Companies).


                                                                                 AGGREGATE DOLLAR
                                                                                  RANGE OF EQUITY
                                               DOLLAR RANGE OF EQUITY       SECURITIES IN THE FAMILY OF
NAME OF MANAGER                                SECURITIES IN THE FUND          INVESTMENT COMPANIES
-------------------------------------------------------------------------------------------------------
INDEPENDENT BOARD MEMBERS
Rodney P. Burwell                                       None                           None
Jean B. Keffeler                                        None                           None
Thomas R. McBurney                                      None                           None

BOARD MEMBERS AFFILIATED WITH AEFC
Gumer C. Alvero                                         None                           None
Timothy V. Bechtold                                     None                     $50,001-$100,000


COMPENSATION FOR BOARD MEMBERS


During the most recent fiscal year, the independent Managers of the Fund, for attending up to four meetings, received the following compensation:



                                                                 TOTAL CASH
                                        AGGREGATE             COMPENSATION FOR
                                      COMPENSATION          THE FUND, FUND B AND
BOARD MEMBER                          FOR THE FUND          IDS LIFE SERIES FUND
--------------------------------------------------------------------------------
Rodney P. Burwell                        $ 1,750                  $ 7,000
Jean B. Keffeler                         $ 2,000                  $ 8,000
Thomas R. McBurney                       $ 1,750                  $ 7,000



The Managers who are not independent members of the Board and all officers of the Fund are salaried employees of IDS Life or AEFC and do not receive compensation from the Fund. The members of the Board of Managers and the officers of the Fund aggregately hold less than 1% of the outstanding voting units.


CODE OF ETHICS


The Fund and AEFC have adopted codes of ethics that prohibit affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the Fund. You can review these codes of ethics and copy them at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site. These codes of ethics are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov). You also can obtain copies, after paying a duplicating fee, by electronic request at the following address: publicinfo@sec.gov. or by writing the SEC's Public Reference Section, Washington D.C. 20549-0102.


                 IDS LIFE VARIABLE ANNUITY FUND A -- PROSPECTUS

OTHER INFORMATION

HISTORY

The Fund is an open-end diversified investment company as defined under the 1940 Act. It was organized as a segregated asset account by IDS Life under Minnesota law on May 10, 1968.

IDS Life is a stock life insurance company organized under Minnesota law on Aug. 7, 1957. It conducts a conventional life insurance business in addition to its variable annuity business.

ASSETS OF THE FUND


On Dec. 31, 2002, there were 7,896 outstanding contracts. The assets were $218,887,416.


The Fund holds these assets solely for the variable contract holders. The assets are not used to pay liabilities of any other business of IDS Life.

HEADQUARTERS

The home office of IDS Life is located at 70100 AXP Financial Center in Minneapolis, Minnesota 55474.


OWNERSHIP OF IDS LIFE AND AEFC

All of the capital stock of IDS Life is owned by AEFC. On Jan. 12, 1984, Investors Diversified Services, Inc., of which IDS Life was a wholly owned subsidiary, was merged into a wholly owned subsidiary of American Express Company to form IDS Financial Services Inc. On Jan. 1, 1995, IDS Financial Corporation's name was changed to American Express Financial Corporation, and IDS Financial Services Inc.'s name was changed to American Express Financial Advisors Inc. AEFC serves as investment manager for the Fund. AEFC is an investment adviser for a number of open-end investment companies and for its subsidiaries. AEFC's headquarters is 70100 AXP Financial Center, Minneapolis, Minnesota 55474.

CUSTODIAN

Pursuant to a custodian agreement, the Fund's securities and cash are held by American Express Trust Company, 200 AXP Financial Center, Minneapolis, MN 55474.

The custodian has entered into a sub-custodian agreement with the Bank of New York, New York, NY. As part of this arrangement, portfolio securities purchased outside the United States are maintained in the custody of various foreign branches of Bank of New York or in other financial institutions as permitted by law and by the Fund's sub-custodian agreement.


INSURANCE REGULATION

IDS Life is regulated by the Department of Commerce of the State of Minnesota. From time to time, the department examines the company's liabilities and reserves and certifies their correctness. IDS Life also is subject to insurance laws and regulations of other states where it is licensed to do business.

FINANCIAL STATEMENTS


The Report of Independent Auditors and the Financial Statements, including Notes to Financial Statements and the schedule of investments in securities, contained in the 2002 Annual Report to IDS Life Variable Annuity Fund A contract holders are incorporated in this Prospectus by reference. No other portion of the Annual Report, however, is incorporated by reference.




                 IDS LIFE VARIABLE ANNUITY FUND A -- PROSPECTUS

LEGAL PROCEEDINGS


We are a party to litigation and arbitration proceedings in the ordinary course of our business, none of which is expected to have a material adverse effect on us.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. We and our affiliates were named defendants in three purported class-action lawsuits alleging improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts (BENACQUISTO V. IDS LIFE INSURANCE COMPANY filed in Minnesota State Court 12/13/96; MORK, ET. AL. V. IDS LIFE INSURANCE COMPANY filed in Minnesota State Court 3/21/97; THORESEN V. IDS LIFE INSURANCE COMPANY, ET. AL. filed in Minnesota State Court 10/13/98). A fourth lawsuit was filed against us and our affiliates in federal court (BENACQUISTO, ET. AL. V. IDS LIFE INSURANCE COMPANY, ET. AL. filed in United States District Court - Minnesota 8/00). In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity state and federal market conduct claims dating back to 1985.

The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and us. Most of their claims have been settled.

In November 2002, a suit, captioned HARITOS ET. AL. V. AMERICAN EXPRESS FINANCIAL CORPORATION AND IDS LIFE INSURANCE COMPANY, was filed in the United States District Court for the District of Arizona. The suit is filed by the plaintiffs who purport to represent a class of all persons that have purchased financial plans from AEFA advisors during an undefined class period. Plaintiffs allege that the sale of the plans violate the Investment Advisers Act of 1940. The suit seeks an unspecified amount of damages, rescission and injunctive relief. We believe that we have meritorious defenses to this suit and intend to defend this case vigorously.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, we do not consider any lawsuits in which we are named as a defendant to have a material impact on our financial position or operating results.


                 IDS LIFE VARIABLE ANNUITY FUND A -- PROSPECTUS

IDS Life Insurance Company
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS

IDS LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of IDS Life Insurance Company (a wholly-owned subsidiary of American Express Financial Corporation) as of December 31, 2002 and 2001, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of IDS Life Insurance Company at December 31, 2002 and 2001, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

                                                               ERNST & YOUNG LLP

January 27, 2003

Minneapolis, Minnesota

IDS Life Insurance Company
-------------------------------------------------------------------------------

Consolidated Balance Sheets

December 31, (In thousands, except share amounts)                                                    2002          2001
Assets
Investments:
   Available-for-sale:
      Fixed maturities, at fair value (amortized cost: 2002, $23,209,226; 2001, $20,022,072)      $24,052,104   $20,157,137
      Common stocks, at fair value (cost: 2002, $19; 2001, $805)                                           21         1,704
   Mortgage loans on real estate                                                                    3,417,651     3,680,394
   Policy loans                                                                                       597,144       619,571
   Other investments                                                                                  752,558       621,897
                                                                                                      -------       -------
      Total investments                                                                            28,819,478    25,080,703
Cash and cash equivalents                                                                           4,424,061     1,150,251
Amounts recoverable from reinsurers                                                                   633,510       529,166
Amounts due from brokers                                                                                  501        90,794
Other accounts receivable                                                                              56,245        46,349
Accrued investment income                                                                             296,595       278,199
Deferred policy acquisition costs                                                                   3,309,783     3,107,187
Deferred income taxes, net                                                                                 --       156,308
Other assets                                                                                          117,788       123,246
Separate account assets                                                                            21,980,674    27,333,697
                                                                                                   ----------    ----------
Total assets                                                                                      $59,638,635   $57,895,900
                                                                                                  ===========   ===========
Liabilities and stockholder's equity
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                             $23,411,314   $19,592,273
      Universal life-type insurance                                                                 3,515,010     3,433,904
      Traditional life insurance                                                                      247,441       241,165
      Disability income and long-term care insurance                                                1,466,171     1,227,172
   Policy claims and other policyholders' funds                                                        85,400        71,879
   Amounts due to brokers                                                                           3,342,989     1,740,031
   Deferred income taxes, net                                                                         182,059            --
   Other liabilities                                                                                  463,326       437,017
   Separate account liabilities                                                                    21,980,674    27,333,697
                                                                                                   ----------    ----------
      Total liabilities                                                                            54,694,384    54,077,138
                                                                                                   ----------    ----------
Commitments and contingencies
Stockholder's equity:
   Capital stock, $30 par value per share; 100,000 shares authorized, issued and outstanding            3,000         3,000
   Additional paid-in capital                                                                       1,088,327       688,327
   Accumulated other comprehensive income, net of tax:
      Net unrealized securities gains                                                                 497,319        83,443
      Net unrealized derivative gains (losses)                                                            764         1,332
                                                                                                          ---         -----
         Total accumulated other comprehensive income                                                 498,083        84,775
   Retained earnings                                                                                3,354,841     3,042,660
                                                                                                    ---------     ---------
         Total stockholder's equity                                                                 4,944,251     3,818,762
                                                                                                    ---------     ---------
Total liabilities and stockholder's equity                                                        $59,638,635   $57,895,900
                                                                                                  ===========   ===========

See accompanying notes to consolidated financial statements.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Consolidated Statements of Income

Years ended December 31, (In thousands)                                               2002         2001          2000
Revenues
Premiums:
   Traditional life insurance                                                      $   67,978   $   59,415   $   56,187
   Disability income and long-term care insurance                                     273,737      255,428      231,311
                                                                                      -------      -------      -------
      Total premiums                                                                  341,715      314,843      287,498
Net investment income                                                               1,561,856    1,485,688    1,730,605
Policyholder and contractholder charges                                               522,777      489,583      438,127
Management and other fees                                                             404,787      473,406      598,168
Net realized loss on investments                                                       (4,507)    (649,752)     (16,975)
                                                                                       ------     --------      -------
      Total revenues                                                                2,826,628    2,113,768    3,037,423
                                                                                    ---------    ---------    ---------
Benefits and expenses
Death and other benefits:
   Traditional life insurance                                                          36,881       35,519       29,042
   Universal life-type insurance and investment contracts                             221,544      175,247      131,467
   Disability income and long-term care insurance                                      52,962       44,725       40,246
Increase in liabilities for future policy benefits:
   Traditional life insurance                                                           2,768        7,231        5,765
   Disability income and long-term care insurance                                     134,605      123,227      113,239
Interest credited on universal life-type insurance and investment contracts         1,157,636    1,137,636    1,169,641
Amortization of deferred policy acquisition costs                                     312,402      371,342      362,106
Other insurance and operating expenses                                                437,823      407,798      378,653
                                                                                      -------      -------      -------
      Total benefits and expenses                                                   2,356,621    2,302,725    2,230,159
                                                                                    ---------    ---------    ---------
Income (loss) before income tax expense (benefit) and
   cumulative effect of accounting change                                             470,007     (188,957)     807,264
Income tax expense (benefit)                                                           87,826     (145,222)     221,627
                                                                                       ------     --------      -------
Income (loss) before cumulative effect of accounting change                           382,181      (43,735)     585,637
Cumulative effect of accounting change (net of income tax benefit of $11,532)              --      (21,416)          --
                                                                                   ----------   ----------   ----------
Net income (loss)                                                                  $  382,181   $  (65,151)  $  585,637
                                                                                   ==========   ==========   ==========

See accompanying notes to consolidated financial statements.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Consolidated Statements of Stockholder's Equity
                                                                                          Accumulated
                                                                                             other
                                                                            Additional   comprehensive                  Total
                                                                  Capital     paid-in   income (loss),   Retained   stockholder's
For the three years ended December 31, 2002 (In thousands)         stock      capital     net of tax     earnings      equity
Balance, January 1, 2000                                         $3,000   $   288,327    $(411,230)   $2,932,174    $2,812,271
Comprehensive income:
   Net income                                                        --            --           --       585,637       585,637
   Net unrealized holding gains on available-for-sale
     securities arising during the year, net of deferred
     policy acquisition costs of ($5,154)
     and income tax expense of ($46,921)                             --            --       87,138            --        87,138
   Reclassification adjustment for gains included in
     net income, net of income tax expense of $5,192                 --            --       (9,642)           --        (9,642)
                                                                 ------   -----------    ---------    ----------    ----------
   Other comprehensive income                                        --            --       77,496            --        77,496
                                                                 ------   -----------    ---------    ----------    ----------
   Comprehensive income                                              --            --           --            --       663,133
Cash dividends                                                       --            --           --      (410,000)     (410,000)
                                                                 ------   -----------    ---------    ----------    ----------

Balance, December 31, 2000                                        3,000       288,327     (333,734)    3,107,811     3,065,404
Comprehensive income:
   Net loss                                                          --            --           --       (65,151)      (65,151)
   Cumulative effect of adopting SFAS No. 133, net of
     income tax benefit of $626                                      --            --       (1,162)           --        (1,162)
   Net unrealized holding losses on available-for-sale
     securities arising during the year, net of deferred
     policy acquisition costs of ($20,191)
     and income tax benefit of $6,064                                --            --      (11,262)           --       (11,262)
   Reclassification adjustment for losses on
     available-for-sale securities included in net loss,
     net of income tax benefit of $228,003                           --            --      423,434            --       423,434
   Reclassification adjustment for losses on derivatives
     included in net loss, net of income tax benefit of $4,038       --            --        7,499            --         7,499
                                                                 ------   -----------    ---------    ----------    ----------
   Other comprehensive income                                        --            --      418,509            --       418,509
                                                                 ------   -----------    ---------    ----------    ----------
   Comprehensive income                                              --            --           --            --       353,358
Capital contribution                                                 --       400,000           --            --       400,000
                                                                 ------   -----------    ---------    ----------    ----------

Balance, December 31, 2001                                        3,000       688,327       84,775     3,042,660     3,818,762
Comprehensive income:
   Net income                                                        --            --           --       382,181       382,181
   Net unrealized holding gains on available-for-sale
     securities arising during the year, net of deferred
     policy acquisition costs of ($75,351)
     and income tax expense of ($228,502)                            --            --      424,360            --       424,360
   Reclassification adjustment for gains on available-for-sale securities included in net income, net of income tax
     expense of $5,645                                               --            --      (10,484)           --       (10,484)
   Reclassification adjustment for gains on derivatives
     included in net income, net of income tax expense of $305       --            --         (568)           --          (568)
                                                                 ------   -----------    ---------    ----------    ----------
   Other comprehensive income                                        --            --      413,308            --       413,308
                                                                 ------   -----------    ---------    ----------    ----------
   Comprehensive income                                              --            --           --            --       795,489
Cash dividends                                                       --            --           --       (70,000)      (70,000)
Capital contribution                                                 --       400,000           --            --       400,000
                                                                 ------   -----------    ---------    ----------    ----------
Balance, December 31, 2002                                       $3,000    $1,088,327    $ 498,083    $3,354,841    $4,944,251
                                                                 ======    ==========    =========    ==========    ==========

See accompanying notes to consolidated financial statements.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Consolidated Statements of Cash Flows

Years ended December 31, (In thousands)                                                 2002               2001             2000
Cash flows from operating activities
Net income (loss)                                                                 $    382,181       $   (65,151)     $   585,637
Adjustments to reconcile net income (loss) to net cash
   provided by operating activities:
   Cumulative effect of accounting change, net of tax                                       --            21,416               --
   Policy loans, excluding universal life-type insurance:
     Issuance                                                                          (35,345)          (43,687)         (61,313)
     Repayment                                                                          49,256            54,004           56,088
   Change in amounts recoverable from reinsurers                                      (104,344)         (112,686)         (89,312)
   Change in other accounts receivable                                                  (9,896)           (4,025)           6,254
   Change in accrued investment income                                                  (5,139)           56,729            8,521
   Change in deferred policy acquisition costs, net                                   (277,947)         (175,723)        (291,634)
   Change in liabilities for future policy benefits for traditional life,
     disability income and long-term care insurance                                    245,275           223,177          206,377
   Change in policy claims and other policyholder's funds                               13,521            19,812           27,467
   Deferred income tax provision (benefit)                                             116,995          (246,205)          37,704
   Change in other liabilities                                                          26,309           (24,509)        (120,256)
   Amortization of premium, net                                                         65,869           108,958           37,909
   Net realized loss on investments                                                      4,507           649,752           16,975
   Policyholder and contractholder charges, non-cash                                  (232,725)         (217,496)        (151,745)
   Other, net                                                                           13,820           (83,023)          (9,279)
                                                                                       -------           -------          -------
     Net cash provided by operating activities                                         252,337           161,343          259,393
                                                                                       -------           -------          -------
Cash flows from investing activities
Held-to-maturity securities:
   Purchases                                                                                --                --           (4,487)
   Maturities, sinking fund payments and calls                                              --                --          589,742
   Sales                                                                                    --                --           50,067
Available-for-sale securities:
   Purchases                                                                       (16,287,891)       (9,477,740)      (1,454,010)
   Maturities, sinking fund payments and calls                                       3,078,509         2,706,147        1,019,403
   Sales                                                                            10,093,228         5,493,141        1,237,116
Other investments, excluding policy loans:
   Purchases                                                                          (543,843)         (442,876)        (706,082)
   Sales                                                                               509,588           370,636          435,633
Change in amounts due from brokers                                                      90,293           (75,492)         (15,157)
Change in amounts due to brokers                                                     1,602,958         1,293,684          298,236
                                                                                     ---------         ---------          -------
     Net cash (used in) provided by investing activities                            (1,457,158)         (132,500)       1,450,461
                                                                                    ----------          --------        ---------
Cash flows from financing activities
Activities related to universal life-type insurance and investment contracts:
   Considerations received                                                           4,638,111         2,088,114        1,842,026
   Surrenders and other benefits                                                    (1,655,631)       (2,810,401)      (3,974,966)
   Interest credited to account balances                                             1,157,636         1,137,636        1,169,641
Universal life-type insurance policy loans:
   Issuance                                                                            (80,831)          (83,720)        (134,107)
   Repayment                                                                            89,346            72,805           82,193
Capital contribution                                                                   400,000           400,000               --
Dividends paid                                                                         (70,000)               --         (410,000)
                                                                                     ---------           -------       ----------
     Net cash provided by (used in) financing activities                             4,478,631           804,434       (1,425,213)
                                                                                     ---------           -------       ----------
Net increase in cash and cash equivalents                                            3,273,810           833,277          284,641
Cash and cash equivalents at beginning of year                                       1,150,251           316,974           32,333
                                                                                     ---------           -------       ----------
Cash and cash equivalents at end of year                                          $  4,424,061       $ 1,150,251      $   316,974
                                                                                  ============       ===========      ===========
Supplemental disclosures:
   Income taxes paid                                                              $         --       $        --      $   225,704
   Interest on borrowings                                                                7,906            23,688            3,299
                                                                                     ---------           -------       ----------

See accompanying notes to consolidated financial statements.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Notes to Consolidated Financial Statements

(In thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of business

IDS Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the State of Minnesota whose products are primarily distributed through branded financial advisors. The Company is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly-owned subsidiary of American Express Company. The Company serves residents of all states except New York. IDS Life Insurance Company of New York is a wholly-owned subsidiary of the Company and serves New York State residents. The Company also wholly-owns American Enterprise Life Insurance Company, which issues fixed and variable annuity contracts for sale through insurance agencies and broker-dealers who may also be associated with financial institutions, such as banks. American Centurion Life Assurance Company is a wholly-owned subsidiary that offers fixed and variable annuities to American Express(R) Cardmembers and others in New York and through insurance agencies and broker-dealers who may also be associated with financial institutions, such as banks, in New York. American Partners Life Insurance Company is a wholly-owned subsidiary that offers fixed and variable annuities to American Express(R) Cardmembers and others who reside in states other than New York. The Company also wholly-owns IDS REO 1, LLC and American Express Corporation. These subsidiaries hold real estate, mortgage loans on real estate and/or affordable housing investments.

The Company's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion. In addition, persons owning one type of annuity may have their interest calculated based on any increase in a broad-based stock market index. The Company also offers variable annuities, including the American Express Retirement Advisor Advantage(R) Variable Annuity and the American Express Retirement Advisor Select(R) Variable Annuity. Life insurance products currently offered by the Company include universal life (fixed and variable, single life and joint life), single premium life and term products. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. The Company also markets disability income insurance. Although the Company discontinued marketing proprietary long-term care insurance at the end of 2002, long-term care insurance is available through a non-proprietary product distributed by an affiliate.

Under the Company's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include the Company's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short- term securities.

Basis of presentation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue recognition

Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of management and other fees over the costs of guaranteed benefits provided. Policyholder and contractholder charges include policy fees and surrender charges. Management and other fees include investment management fees from underlying proprietary mutual funds, certain fee revenues from underlying nonproprietary mutual funds and mortality and expense risk fees from the variable annuity separate accounts.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Profits on fixed universal life insurance are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable universal life insurance also include management and other fees. Policyholder and contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Management and other fees include investment management fees from underlying proprietary mutual funds, certain fee revenues from underlying nonproprietary mutual funds and mortality and expense risk fees from the variable life insurance separate accounts.

Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

Investments -- Fixed maturity and equity securities

All fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in a security's fair value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for fixed maturity securities include, but are not limited to, issuer downgrade, default, or bankruptcy. The Company also considers the extent to which cost exceeds fair value, the duration of time of that decline, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized loss on investments within the Consolidated Statements of Income.

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, the Company's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs) and secured loan trusts (backed by high-yield bonds and bank loans), which are not readily marketable. As a result, the carrying values of these structured investments are based on estimated cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. The Company's CDO investments are accounted for in accordance with Emerging Issues Task Force (EITF) Issue 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company's secured loan trusts are accounted for in accordance with EITF Issue 96-12 "Recognition of Interest Income and Balance Sheet Classification of Structured Notes."

Net investment income, which primarily consists of interest earned on fixed maturity securities, is generally accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums, discounts and anticipated prepayments on mortgage-backed securities. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Investments -- Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Investments -- Policy loans

Policy loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Investments -- Other investments

Included in Other investments are affordable housing investments, trading securities, syndicated loans and real estate. Affordable housing investments are carried at amortized cost as the Company has no influence over the operating or financial policies of the general partner. Trading securities are held at fair market value with changes in value recognized in the Consolidated Statements of Income within Net investment income. Syndicated loans reflect principal amounts outstanding less reserves for losses and real estate is carried at its estimated fair value.

Cash and cash equivalents

The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs

The costs of acquiring new business, including for example, direct sales commissions, related sales incentive bonuses and awards, underwriting costs, policy issue costs and other related costs, have been deferred on the sale of insurance and annuity contracts. The deferred acquisition costs (DAC) for universal life and variable universal life insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method. For traditional life, disability income and long-term care insurance policies, the costs are amortized in proportion to premium revenue.

Amortization of DAC requires the use of certain assumptions including interest margins, mortality rates, persistency rates, maintenance expense levels and customer asset value growth rates for variable products. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency rates, mortality rate, interest margin and maintenance expense level assumptions each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring, management reviews and updates these DAC assumptions annually in the third quarter of each year.

When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made. These adjustments are collectively referred to as unlocking adjustments. Unlocking adjustments resulted in net increases in amortization of $40,000 in 2002 and $33,600 in 2001, with a net decrease in amortization of $12,300 in 2000.

Guaranteed minimum death benefits

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in value of the contract. A large portion of the Company's contracts containing a GMDB provision adjust once every six years. The periodic adjustment of these contracts can either increase or decrease the guaranteed amount, though not below the amount invested, adjusted for withdrawals. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable. Amounts expensed in 2002, 2001 and 2000 were $37,361, $16,202 and $835, respectively.

Liabilities for future policy benefits

Liabilities for fixed and variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for equity indexed deferred annuities issued before 1999 are equal to the present value of guaranteed benefits and the intrinsic value of index-based benefits. Liabilities for equity indexed deferred annuities issued in 1999 or later are equal to the accumulation of host contract values covering guaranteed benefits and the market value of embedded equity options.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue, with an average rate of approximately 6.5%.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Liabilities for future benefits on traditional life insurance, principally term and whole life insurance, are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables, with modifications based on Company experience. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on level term and cash value plans generally anticipated to be better than persistency on yearly renewable term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 5 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%.

Liabilities for reported and unpaid life insurance claims are equal to the death benefits payable. For disability income and long-term care claims, unpaid claims liabilities are equal to benefit amounts due and accrued. Liabilities for incurred but not reported claims are estimated based on periodic analysis of the actual reported claim lag. Where applicable, amounts recoverable from reinsurers are separately recorded as receivables. For life insurance, no claim adjustment expense reserve is held. The claim adjustment expense reserves for disability income and long-term care are based on the claim reserves.

The Company does not issue participating insurance contracts and has no short-duration life insurance liabilities.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with that used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. The Company generally retains 10% of the mortality risk on new life insurance policies. Risk not retained is reinsured with other life insurance companies. Risk on universal life and variable universal life policies is reinsured on a yearly renewable term basis. Risk on term insurance and long-term care policies is reinsured on a coinsurance basis. The Company retains all accidental death benefit, disability income and waiver of premium risk.

Federal income taxes

The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business

The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives investment management fees from the proprietary mutual funds used as investment options for variable annuities and variable life insurance. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Accounting developments

In July 2000, the Financial Accounting Standards Board's (FASB's) Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects the Company's CDO investments. Adoption of the consensus required the Company to adjust the carrying amount of these investments downward by $21,416, net of tax, which is reflected as a cumulative effect of accounting change in the Consolidated Statement of Income.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to other comprehensive income, depending on the instrument's designated use. The adoption of SFAS No. 133 resulted in a cumulative after-tax reduction to other comprehensive income of $1,162. The cumulative impact to earnings was not significant. See Note 8 for further discussion of the Company's derivative and hedging activities.

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity in 2001 to reclass all its held-to-maturity investments to available-for-sale.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs). The accounting provisions and expanded disclosure requirements for VIEs existing at December 31, 2002, are fully effective for reporting periods beginning after June 15, 2003. An entity shall be subject to consolidation according to the provisions of FIN 46, if, by design, either (i) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) as a group, the holders of the equity investment at risk lack: (a) direct or indirect ability to make decisions about an entity's activities; (b) the obligation to absorb the expected losses of the entity if they occur; or (c) the right to receive the expected residual return of the entity if they occur. In general, FIN 46 will require a VIE to be consolidated when an enterprise has a variable interest that will absorb a majority of the VIE's expected losses or receive a majority of the VIE's expected residual return.

It is likely that the Company will consolidate or disclose information about VIEs when FIN 46 becomes effective in the third quarter of 2003. The entities primarily impacted by FIN 46 relate to structured investments, including CDOs and secured loan trusts (SLTs), which are owned by the Company. The application of FIN 46 for CDOs and SLTs will have no effect on the cash flows of the Company. The CDO entities contain debt issued to investors, which are non-recourse to the Company and are solely supported by portfolios of high-yield bonds and loans. The Company often invests in the residual and rated debt tranches of the CDO structures that are either managed by a related party or a third-party. With regards to those CDOs in which the Company owns a residual tranche and which a related party manages, the portfolios of high-yield bonds and loans have a fair value at December 31, 2002 of approximately $2.0 billion for the benefit of the $2.7 billion in CDO debt investors.

Substantially all of the Company's interest in the rated debt tranches along with rated tranches owned by AEFC were placed in a securitization trust described in Note 2. The SLTs provide returns to investors primarily based on the performance of an underlying portfolio of up to $3.3 billion in high-yield loans. Currently, the underlying portfolio consists of $2.9 billion in high-yield loans with a market value of $2.6 billion, which are managed by a related party.

While the potential consolidation of these entities may impact the results of operations at adoption and for each reporting period thereafter, the Company's maximum exposure to economic loss as a result of its investment in these entities is represented by the carrying values at December 31, 2002 because any further reduction in the value of the assets will be absorbed by the non-recourse debt or other unrelated entities. The CDO residual tranches have an adjusted cost basis of $13,363 and the SLTs have an adjusted cost basis of $656,565.

The Company continues to evaluate other relationships and interests in entities that may be considered VIEs, including affordable housing investments. The impact of adopting FIN 46 on the Consolidated Financial Statements is still being reviewed.

IDS Life Insurance Company
-------------------------------------------------------------------------------

2. INVESTMENTS

Fixed maturity and equity securities

The following is a summary of securities available-for-sale at December 31,
2002:
                                                                   Gross            Gross
                                                   Amortized    unrealized       unrealized    Fair
                                                     cost          gains           losses      value
Fixed maturities:
   U.S. Government agency obligations            $    84,075    $   12,015       $    687   $    95,403
   State and municipal obligations                    29,202         2,522             --        31,724
   Corporate bonds and obligations                 9,614,296       611,060        116,345    10,109,011
   Mortgage and other asset-backed securities     12,145,797       393,342         10,067    12,529,072
   Structured investments                          1,306,245         2,112         59,101     1,249,256
   Foreign government bonds and obligations           29,611         8,027             --        37,638
                                                 -----------    ----------       --------   -----------
Total fixed maturity securities                  $23,209,226    $1,029,078       $186,200   $24,052,104
                                                 ===========    ==========       ========   ===========
Common stocks                                    $        19    $        2       $     --   $        21
                                                 ===========    ==========       ========   ===========

The amortized cost and fair value of fixed maturity securities at December 31, 2002 by contractual maturity are as follows:

                                                     Amortized       Fair
                                                       cost          value
Due within one year                              $   768,066   $   779,833
Due from one to five years                         2,740,513     2,887,899
Due from five to ten years                         5,865,084     6,165,165
Due in more than ten years                         1,689,766     1,690,135
Mortgage and other asset-backed securities        12,145,797    12,529,072
                                                  ----------    ----------
   Total                                         $23,209,226   $24,052,104
                                                 ===========   ===========

The timing of actual receipts may differ from contractual maturities because issuers may have the right to call or prepay obligations.

The following is a summary of securities available-for-sale at December 31,
2001:
                                                                     Gross          Gross
                                                     Amortized    unrealized     unrealized       Fair
                                                       cost          gains         losses         value
Fixed maturities:
   U.S. Government agency obligations            $    31,074      $  2,190       $     56  $     33,208
   State and municipal obligations                     7,826           149             --         7,975
   Corporate bonds and obligations                10,281,693       272,539        113,061    10,441,171
   Mortgage and other asset-backed securities      8,292,576       103,109         32,801     8,362,884
   Structured investments                          1,377,195         3,793        105,304     1,275,684
   Foreign government bonds and obligations           31,708         4,507             --        36,215
                                                 -----------      --------       --------   -----------
Total fixed maturity securities                  $20,022,072      $386,287       $251,222   $20,157,137
                                                 -----------      --------       --------   -----------
Common stocks                                    $       805      $    899      $      --   $     1,704
                                                 ===========      ========      =========   ===========

Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $6,463,613 and net unrealized gains of $8,185 to available-for-sale as of January 1, 2001.

At December 31, 2002 and 2001, bonds carried at $14,523 and $14,639, respectively, were on deposit with various states as required by law.

IDS Life Insurance Company
-------------------------------------------------------------------------------

At December 31, 2002, fixed maturity securities comprised approximately 84 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $1.4 billion of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings are presented using S&P's convention and if the two agencies' ratings differ, the lower rating is used. A summary of fixed maturity securities, at fair value, by rating on December 31, is as follows:

Rating                                               2002               2001
AAA                                                   53%                45%
AA                                                     1                  1
A                                                     14                 15
BBB                                                   25                 34
Below investment grade                                 7                  5
                                                     ---                ---
   Total                                             100%               100%
                                                     ===                ===

At December 31, 2002, approximately 93% of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

Available-for-sale securities were sold during 2002 with proceeds of $10,093,228 and gross realized gains and losses of $297,477 and $135,824, respectively. Available-for-sale securities were sold during 2001 with proceeds of $5,493,141 and gross realized gains and losses of $116,565 and $390,732, respectively. Available-for-sale securities were sold during 2000 with proceeds of $1,237,116 and gross realized gains and losses of $25,101 and $21,147, respectively.

During the years ended December 31, 2002, 2001, and 2000, the Company also recognized losses of $145,524, $348,730, and $38,816 respectively due to other-than-temporary impairments on structured investments and corporate debt securities. These amounts are reflected in the net realized loss on investments in the Consolidated Statements of Income. The 2001 realized losses and other-than temporary impairments include the effect of the write-downs and sale of high-yield securities discussed below.

The net unrealized gain on available-for-sale securities as of December 31, 2002 and 2001, was $842,880 and $135,964, respectively, with the $706,916 change, net of taxes and deferred policy acquisition costs, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2002. For the years ended December 31, 2001 and 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $667,340 and $122,196, respectively.

During 2001, the Company recorded pretax losses of $828,175 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; to write down certain other investments; and, to adopt EITF Issue 99-20, as previously discussed. Within the Consolidated Statements of Income, $623,958 of these losses are included in Net realized losses on investments and $171,269 are included in Net investment income, with the remaining losses recorded as a cumulative effect of accounting change.

During 2001, the Company placed a majority of its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $675,347, into a securitization trust. In return, the Company received $89,535 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $585,812. As of December 31, 2002, the retained interests had a carrying value of approximately $562,000, of which approximately $388,000 is considered investment grade. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows. The retained interests are accounted for in accordance with EITF Issue 99-20.

Fair values of fixed maturity and equity securities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Mortgage loans on real estate

At December 31, 2002, approximately 12% of the Company's investments were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                      December 31, 2002              December 31, 2001
                                On balance        Funding        On balance      Funding
Region                             sheet        commitments         sheet      commitments
East North Central             $  611,886        $    --       $  670,387       $ 1,873
West North Central                493,310         25,500          549,015            --
South Atlantic                    765,443          2,800          815,837         9,490
Middle Atlantic                   318,699         19,100          352,821         9,363
New England                       227,150          5,800          274,486         8,700
Pacific                           355,622          5,250          355,945        14,618
West South Central                210,435          1,000          214,000           600
East South Central                 63,859             --           55,798            --
Mountain                          406,459             --          413,053            27
                               ----------        -------       ----------       -------
                                3,452,863         59,450        3,701,342        44,671
Less reserves for losses           35,212             --           20,948            --
                               ----------        -------       ----------       -------
   Total                       $3,417,651        $59,450       $3,680,394       $44,671
                               ==========        =======       ==========       =======

                                      December 31, 2002              December 31, 2001
                                On balance        Funding        On balance      Funding
Property type                      sheet        commitments         sheet      commitments
Department/retail stores       $  991,984        $20,722       $1,117,195       $13,200
Apartments                        622,185             --          694,214        11,531
Office buildings                1,178,434         25,628        1,203,090         7,650
Industrial buildings              344,604         13,100          333,713         2,263
Hotels/motels                     102,184             --          108,019            --
Medical buildings                  95,189             --          106,927         6,000
Nursing/retirement homes           35,873             --           39,590            --
Mixed use                          54,512             --           86,972            27
Other                              27,898             --           11,622         4,000
                               ----------        -------       ----------       -------
                                3,452,863         59,450        3,701,342        44,671
Less reserves for losses           35,212             --           20,948            --
                               ----------        -------       ----------       -------
   Total                       $3,417,651        $59,450       $3,680,394       $44,671
                               ==========        =======       ==========       =======

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2002, 2001 and 2000, the Company's investment in impaired loans was $33,130, $39,601 and $24,999, respectively, with related reserves of $9,100, $7,225 and $4,350, respectively.

During 2002, 2001 and 2000, the average recorded investment in impaired loans was $36,583, $24,498 and $27,063, respectively.

The Company recognized $1,090, $1,285 and $1,033 of interest income related to impaired loans for the years ended December 31, 2002, 2001 and 2000, respectively.

IDS Life Insurance Company
-------------------------------------------------------------------------------

The following table presents changes in the reserves for mortgage loan losses:

                                          2002            2001          2000
Balance, January 1                       $20,948        $11,489      $ 28,283
Provision for mortgage loan losses        14,264         14,959       (14,894)
Loan payoffs                                  --             --        (1,200)
Foreclosures and write-offs                   --         (5,500)         (700)
                                         -------        -------      --------
Balance, December 31                     $35,212        $20,948      $ 11,489
                                         =======        =======      ========

Sources of investment income and realized losses on investments

Net investment income for the years ended December 31 is summarized as follows:

                                          2002            2001          2000
Income on fixed maturities            $1,331,547     $1,276,966    $1,473,560
Income on mortgage loans                 274,524        290,608       286,611
Other                                    (15,642)       (41,927)        9,834
                                      ----------     ----------    ----------
                                       1,590,429      1,525,647     1,770,005
Less investment expenses                  28,573         39,959        39,400
                                      ----------     ----------    ----------
   Total                              $1,561,856     $1,485,688    $1,730,605
                                      ==========     ==========    ==========

Net realized losses on investments for the years ended December 31 is summarized as follows:

                                          2002            2001          2000
Fixed maturities                        $ 16,129      $(622,897)     $(34,862)
Mortgage loans                           (15,586)       (17,834)       16,794
Other investments                         (5,050)        (9,321)        1,093
                                        --------      ---------      --------
   Total                                $ (4,507)     $(649,752)     $(16,975)
                                        ========      =========      ========

3. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense (benefit) for the years ended December 31 consists of the following:
                                                                                        2002            2001          2000
Federal income taxes
   Current                                                                            $(30,648)     $  88,121      $176,397
   Deferred                                                                            116,996       (234,673)       37,704
                                                                                      --------      ---------      --------
                                                                                        86,348       (146,552)      214,101
State income taxes -- current                                                            1,478          1,330         7,526
                                                                                      --------      ---------      --------
Income tax expense (benefit) before cumulative effect of accounting change              87,826       (145,222)      221,627
Cumulative effect of accounting change income tax benefit                                   --        (11,532)           --
                                                                                      --------      ---------      --------
Income tax expense (benefit)                                                          $ 87,826      $(156,754)     $221,627
                                                                                      ========      =========      ========

Income tax expense (benefit) before the cumulative effect of accounting change differs from that computed by using the federal statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                               2002                    2001                    2000
                                                       Provision    Rate     Provision       Rate       Provision     Rate
Federal income taxes based on the statutory rate      $164,502      35.0%   $ (66,136)      (35.0)%    $282,542       35.0%
Tax-exempt interest and dividend income                 (5,260)     (1.1)      (4,663)       (2.5)       (3,788)      (0.5)
State taxes, net of federal benefit                        961       0.2          865         0.4         4,892        0.6
Affordable housing credits                             (70,000)    (14.9)     (73,200)      (38.7)      (54,569)      (6.8)
Other, net                                              (2,377)     (0.5)      (2,088)       (1.1)       (7,450)      (0.8)
                                                      --------      ----    ---------       -----      --------       ----
Total income taxes                                    $ 87,826      18.7%   $(145,222)      (76.9)%    $221,627       27.5%
                                                      ========      ====    =========       =====      ========       ====

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2002, the Company had a policyholders' surplus account balance of $20,114. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $7,040 have not been established because no distributions of such amounts are contemplated.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                                             2002         2001
Deferred income tax assets:
   Policy reserves                                       $  683,144   $  705,637
   Other investments                                        319,829      333,857
   Other                                                     29,789       24,640
                                                          ---------    ---------
Total deferred income tax assets                          1,032,762    1,064,134
                                                          ---------    ---------
Deferred income tax liabilities:
   Deferred policy acquisition costs                        929,751      861,892
   Net unrealized gain -- available-for-sale securities     267,787       45,934
   Other                                                     17,283           --
                                                          ---------    ---------
Total deferred income tax liabilities                     1,214,821      907,826
                                                          ---------    ---------
Net deferred income tax (liability) asset                $ (182,059)  $  156,308
                                                         ==========   ==========

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to AEFC are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. The Company's statutory unassigned surplus aggregated $1,323,324 and $1,262,335 as of December 31, 2002 and 2001, respectively (see Note 3 with respect to the income tax effect of certain distributions). In addition, any dividend distributions in 2003 in excess of $240,838 would require approval of the Department of Commerce of the State of Minnesota.

Statutory net income (loss) for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

                                           2002           2001          2000
Statutory net income (loss)            $  159,794   $  (317,973)   $  344,973
Statutory capital and surplus           2,408,379     1,947,350     1,778,306
                                        ---------     ---------     ---------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The domiciliary states of the Company and its insurance subsidiaries adopted the provisions of the revised manual, with the exception of certain provisions not adopted by its subsidiaries organized in the state of New York. The revised manual changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was a decrease of $39,997 to the Company's statutory-basis capital and surplus as of January 1, 2001. Effective January 1, 2002 the Company's subsidiaries organized in the state of New York adopted additional provisions of the manual which resulted in an increase of $5,597 to the Company's statutory-basis capital and surplus as of January 1, 2002.

5. RELATED PARTY TRANSACTIONS

The Company loans funds to AEFC under a collateral loan agreement. The balance of the loan was $nil at December 31, 2002 and 2001. This loan can be increased to a maximum of $75,000 and pays interest at a rate equal to the preceding month's effective new money rate for the Company's permanent investments. Interest income on related party loans totaled $nil in 2002, 2001 and 2000.

The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Company contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $294, $263 and $250 in 2002, 2001 and 2000, respectively.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2002, 2001 and 2000 were $1,411, $662 and $1,707, respectively.

IDS Life Insurance Company
-------------------------------------------------------------------------------

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations in 2002, 2001 and 2000 was $1,835, $1,011 and $1,136, respectively.

Charges by AEFC for use of joint facilities, technology support, marketing services and other services aggregated $526,081, $505,526 and $582,836 for 2002, 2001 and 2000, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Included in other liabilities at December 31, 2002 and 2001 are $55,602 and $68,919, respectively, payable to AEFC for federal income taxes.

6. LINES OF CREDIT

The Company has available lines of credit with AEFC aggregating $200,000 ($100,000 committed and $100,000 uncommitted). The interest rate for any borrowings is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2002 and 2001.

7. COMMITMENTS AND CONTINGENCIES

At December 31, 2002, 2001 and 2000, traditional life and universal life-type insurance in force aggregated $119,173,734, $108,255,014 and $98,060,472 respectively, of which $38,008,734, $25,986,706 and $17,429,851 was reinsured at the respective year ends. The Company also reinsures a portion of the risks assumed under long-term care policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $129,345, $114,534 and $89,506 and reinsurance recovered from reinsurers amounted to $60,567, $43,388, and $32,500 for the years ended December 31, 2002, 2001 and 2000, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

At December 31, 2002, the Company had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse affect on the Company.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. The Company and its affiliates were named defendants in three purported class-action lawsuits alleging improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. A fourth lawsuit was filed against the Company and its affiliates in federal court. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits described above. It is expected the settlement will provide $215,000 of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity state and federal market conduct claims dating back to 1985. The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and the Company. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, the Company does not consider any lawsuits in which it is named as a defendant to have a material impact on the Company's financial position or operating results.

The IRS routinely examines the Company's federal income tax returns and is currently conducting an audit for the 1993 through 1996 tax years. Management does not believe there will be a material adverse effect on the Company's consolidated financial position as a result of these audits.

IDS Life Insurance Company
-------------------------------------------------------------------------------

8. DERIVATIVE FINANCIAL INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings caused by interest rate and equity market volatility. The Company does not enter into derivative instruments for speculative purposes. As prescribed by SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as cash flow hedges, fair value hedges, or hedges of a net investment in a foreign operation, based upon the exposure being hedged. The Company currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133.

The Company enters into interest rate swaps, caps and floors to manage the Company's interest rate risk and options and futures to manage equity-based risk. The values of derivative financial instruments are based on market values, dealer quotes or pricing models.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate or equity market index. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions. Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

Interest rate caps, swaps and floors are primarily used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. No interest rate swaps or floors were outstanding as of December 31, 2002. The interest rate caps expire in January 2003. The fair value of the interest rate caps is included in Other assets. Changes in the value of the interest rate caps are included in Other insurance and operating expenses.

A purchased (written) option conveys the right (obligation) to buy or sell an instrument at a fixed price for a set period of time or on a specific date. The Company writes and purchases index options to manage the risks related to annuity products that pay interest based upon the relative change in a major stock market index between the beginning and end of the product's term (equity-indexed annuities). The Company views this strategy as a prudent management of equity market sensitivity, such that earnings are not exposed to undue risk presented by changes in equity market levels.

The equity indexed annuities contain embedded derivatives, essentially the equity based return of the product, which must be separated from the host contract and accounted for as derivative instruments per SFAS No. 133. As a result of fluctuations in equity markets, and the corresponding changes in value of the embedded derivatives, the amount of interest credited incurred by the Company related to the annuity product will positively or negatively impact reported earnings.

The purchased and written options are carried at fair value and included in Other assets and Other liabilities, respectively. The fair value of the embedded options are included in Future policy benefits for fixed annuities. The changes in fair value of the options are recognized in Other insurance and operating expenses and the embedded derivatives are recognized in Interest credited on universal life-type insurance and investment contracts. The purchased and written options expire on various dates through 2009.

The Company also purchases futures to hedge its obligations under equity indexed annuities. The futures purchased are marked-to-market daily and exchange traded, exposing the Company to no counterparty risk. The futures contracts mature in 2003.

Index options may be used to manage the equity market risk related to the fee income that the Company receives from its separate accounts and the underlying mutual funds. The amount of the fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, the Company's fee income could be impacted significantly by fluctuations in the equity market. There are no index options outstanding as of December 31, 2002 related to this strategy.

IDS Life Insurance Company
-------------------------------------------------------------------------------

9. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information for financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations and all non-financial instruments, such as DAC, are excluded. Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                    2002                         2001
                                                         Carrying          Fair         Carrying        Fair
Financial Assets                                           value           value          value         value
Fixed maturities                                      $24,052,104    $24,052,104    $20,157,137   $20,157,137
Common stocks                                                  21             21          1,704         1,704
Mortgage loans on real estate                           3,417,651      3,815,362      3,680,394     3,845,950
Cash and cash equivalents                               4,424,061      4,424,061      1,150,251     1,150,251
Other investment                                          110,574        108,813         75,721        75,721
Derivatives                                                24,016         24,016         34,477        34,477
Separate account assets                                21,980,674     21,980,674     27,333,697    27,333,697
                                                       ----------     ----------     ----------    ----------
Financial Liabilities
Future policy benefits for fixed annuities            $21,911,497    $21,282,750    $18,139,462   $17,671,777
Derivatives                                                 9,099          9,099          2,506         2,506
Separate account liabilities                           19,391,316     18,539,425     24,280,092    23,716,854
                                                       ----------     ----------     ----------    ----------

At December 31, 2002 and 2001, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $1,432,294 and $1,368,254, respectively, and policy loans of $67,523 and $84,557, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2002 and 2001. The fair value of deferred annuities is estimated as the carrying amount less any applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2002 and 2001.

At December 31, 2002 and 2001, the fair value of liabilities related to separate accounts is estimated as the carrying amount less any applicable surrender charges and less variable insurance contracts carried at $2,589,358 and $3,053,605, respectively.

[AMERICAN EXPRESS(R) LOGO]


IDS LIFE INSURANCE COMPANY
70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 862-7919



                                                                 S-6164 N (5/03)

                           PART II. OTHER INFORMATION

Item 1.           FINANCIAL STATEMENTS AND EXHIBITS

(a)   Financial Statements

      List of financial statements filed as part of this Post-Effective Amendment to the Registration Statement.

      Financial Statements included in the prospectus, Part I:

      IDS Life Insurance Company:

          Report of Independent Auditors dated Jan. 27, 2003.

          Consolidated Balance Sheets as of Dec. 31, 2002, and 2001.

          Consolidated Statements of Income for the years ended Dec. 31, 2002, 2001 and 2000.

          Consolidated Statements of Stockholder's Equity for the three years ended Dec. 31, 2002.

          Consolidated Statements of Cash Flows for the years ended Dec. 31, 2002, 2001 and 2000.

          Notes to Consolidated Financial Statements.



(b)   Exhibits

1. Resolution of the Executive Committee of the Board of Directors of Investors Syndicate Life Insurance and Annuity Company dated May 10, 1968, filed as Exhibit 1 to Registrant's Registration Statement No. 2-29081 filed on May 16, 1968, and refiled electronically April 27, 1994 as Exhibit 1 with Post-effective Amendment No. 56, is incorporated herein by reference.

2. Amended and Restated Regulations of IDS Life Variable Annuity Fund A, dated June 22, 1979, filed as Exhibit 2 to Registrant's Post-Effective Amendment No. 32 to Registration Statement No. 2-29081 filed on December 10, 1979, and refiled electronically on or about April 11, 1995 are incorporated herein by reference.

3.        Not applicable.

4. Contracts filed as Exhibit 4 to Registrant's Post-Effective Amendment No. 32 to Registration Statement No. 2-29081 filed on December 10, 1979, are incorporated herein by reference.

5. Investment Management Services Agreement between Registrant and American Express Financial Corporation, dated December 1, 2002, is filed electronically herewith.

6. Distribution and Services Agreement between Registrant and IDS Life Insurance Company, dated January 12, 1984, filed as Exhibit 6 to Registrant's Post-Effective Amendment No. 44, and refiled electronically April 27, 1994 as Exhibit 6 with Post-Effective Amendment No. 56, is incorporated herein by reference.

7.        None.

8.(a) Custodian Agreement between IDS Life Variable Annuity Funds A and B and IDS Bank & Trust, dated July 12, 1990, filed as Exhibit 8(a) to Registrant's Post-Effective Amendment No. 53 to this Registration Statement, filed April 15, 1991, and refiled electronically April 27, 1994 as Exhibit 8(a) with Post-Effective Amendment No. 56, is incorporated herein by reference.

8.(b) Custodian Agreement, dated May 13, 1999, between American Express Trust Company and The Bank of New York is incorporated by reference to Exhibit (g)(3) to IDS Precious Metals Fund, Inc. Post-Effective Amendment No. 33 to Registration Statement File No. 2-93745 filed on or about May 24, 1999.

8.(c) Custodian Agreement First Amendment between American Express Trust Company and The Bank of New York, dated December 1, 2000, filed electronically as Exhibit (g)(4) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002 is incorporated herein by reference.

8.(d) Custodian Agreement Second Amendment between American Express Trust Company and The Bank of New York, dated June 7, 2001, filed electronically as Exhibit (g)(5) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002 is incorporated herein by reference.

8.(e) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated January 31, 2002, filed electronically as Exhibit (g)(6) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002 is incorporated herein by reference.

9.        Not applicable.

10. Opinion of counsel and consent to its use as to the legality of the securities being registered is filed electronically herewith.

11.       Consent of Independent Auditors is filed electronically herewith.

12.       through 15: Not applicable.

16.(a) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically as Exhibit 16(a) to Post-Effective Amendment No. 67 to Registration Statement No. 2-29081, is incorporated herein by reference.

16.(b) Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser and principal underwriter, dated July 2002, filed electronically on or about Nov. 20, 2002 as Exhibit (p)(2) to AXP Progressive Series, Inc. Post-Effective Amendment No. 72 to
          Registration   Statement  No.  2-30059  is   incorporated   herein  by
          reference.

17.(a) IDS Life Variable Annuity Fund A Power of Attorney to sign Amendments to this Registration Statement, dated April 25, 2001, filed electronically as Exhibit 17(a) to Post-Effective Amendment No. 67 to Registration Statement No. 2-29081, is incorporated herein by reference.

17.(b) IDS Life Variable Annuity Fund A Power of Attorney to sign Amendments to this Registration Statement, dated April 22, 2002, filed electronically as Exhibit 17(b) to Post-Effective Amendment No. 67 to Registration Statement No. 2-29081, is incorporated herein by reference.

17.(c) IDS Life Variable Annuity Fund A Power of Attorney to sign Amendments to this Registration Statement, dated April 16, 2003, is filed electronically herewith.

17.(d) IDS Life Insurance Company Power of Attorney, dated April 9, 2002, filed electronically as Exhibit 17(c) to Post-Effective Amendment No. 67 to Registration Statement No. 2-29081, is incorporated herein by reference.

17.(e) IDS Life Insurance Company Power of Attorney, dated Sept. 11, 2002, is filed electronically herewith.

17.(f) IDS Life Insurance Company Power of Attorney, dated April 16, 2003, is filed electronically herewith.

Item 2.       PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          Both the Registrant and IDS Life Variable Annuity Fund B are separate accounts of IDS Life Insurance Company. Consequently, the securities and funds of the Registrant and Fund B are technically those of IDS Life, even though the securities and funds of the two Funds are maintained as separate accounts under Minnesota Law pursuant to a safekeeping agreement with American Express Trust Company. As separate accounts, Minnesota Law provides that the assets of the Funds are not chargeable with liabilities arising out of any other business of IDS Life and are held for the exclusive benefit of owners of variable annuity contracts based on the Funds.

Item 3.           NUMBER OF HOLDERS OF SECURITIES

                                                    Number of Record Holders
                  Title of Class                      as of March 31, 2003
                  --------------                      --------------------
                  Variable Annuities                       7,692

Item 4.           INDEMNIFICATION

     The Regulations of the Registrant provide that each member of the Board of Managers and each Officer of the Fund shall be indemnified by IDS Life, of which the Fund is a separate account, for reasonable costs and expenses actually and necessarily incurred in defense of any action, suit or proceedings where the defendant is a party by reason of being a Manager or Officer. No indemnification will be forthcoming in the event of an adjudication of willful misfeasance, bad faith, gross negligence or reckless disregard by the Officer or Manager of the duties of his office.

In the absence of an adjudication expressly absolving the Officer or Manager of the afore-detailed wrongful conduct, indemnification may still be advanced should 2/3 of the members of the Board of Directors of IDS Life who were not involved in the processing resolve there was no instance of such wrongful conduct. In the instance of such a resolution, the indemnification claim still must be found to be reasonable in amount and proper in presentation by independent counsel of IDS Life. Should any proceeding be settled, indemnification shall not exceed the costs, fees and expenses which would have been incurred had the proceeding been litigated. The payment of indemnification by IDS Life will not prevent a variable contract holder from challenging the payment by appropriate legal action on the basis that the payment was improper because of willful misfeasance, bad faith, gross negligence or reckless disregard by an Officer or Manager of his duties.

The amended and restated By-Laws of Registrant's investment manager and principal underwriter, IDS Life, provide that IDS Life will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of IDS Life or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than IDS Life, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of IDS Life, or (ii) is or was serving, at IDS Life's request, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against IDS Life or one of its directors or officers, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by IDS Life's Board of Directors. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until IDS Life has consented to such settlement or compromise.

IDS Life may, from time to time, with the approval of its Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any of its employees or agents or to any person serving at its request as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses IDS Life's directors and officers.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of IDS Life or the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a manager, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such manager, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 5. Business and Other Connections of Investment Adviser (American Express Financial Corporation)


Item 5.          Business and Other Connections of Investment Adviser (American Express Financial Corporation)

Directors and officers of American Express Financial Corporation who are directors and/or officers of one or more other companies:

Name and Title                      Other company(s)                  Address*                Title within other
                                                                                                   company(s)
-------------------------       -----------------------      -------------------------    -----------------------
Ruediger Adolf                  American Express Financial                                Senior Vice President
Senior Vice President           Advisors Inc.

Gumer C. Alvero                 American Centurion Life      20 Madison Ave. Extension    Director and Vice President - Annuities
Vice President - General        Assurance Company            P.O. Box 5555
Manager Annuities                                            Albany, NY  12205-0555

                                American Enterprise Life                                  Director, Chairman of the Board and
                                Insurance Company                                         Executive Vice President - Annuities

                                American Express Financial                                Vice President - General Manager
                                Advisors Inc.                                             Annuities

                                American Partners Life       1751 AXP Financial Center    Director, President
                                Insurance Company            Minneapolis MN  55474        and Chief Executive Officer

                                IDS Life Insurance Company                                Director and Executive Vice President -
                                                                                          Annuities

                                IDS Life Insurance Company   P.O. Box 5144                Director and Vice President - Annuities
                                of New York                  Albany, NY  12205

                                IDS Life Series Fund, Inc.                                Director and Chairman of the Board

                                IDS Life Variable Annuity                                 Manager and Chairman of the Board
                                Funds A & B

Ward D. Armstrong               American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Retirement Services and Asset
Retirement Services                                                                       Management
and Asset Management
                                American Express Asset                                    Director and President
                                Management Group Inc.

                                American Express Service                                  Vice President - Workplace
                                Corporation                                               Financial Services

                                American Express Trust                                    Director and Chairman of
                                Company                                                   the Board

                                Kenwood Capital Management LLC                            Manager

                                Northwinds Marketing                                      Director
                                Group LLC

John M. Baker                   American Express Financial                                Vice President - Plan
Vice President - Plan Sponsor   Advisors Inc.                                             Sponsor Services
Services
                                American Express Asset                                    Vice President
                                Management Group Inc.

                                American Express Trust                                    Director and Senior Vice President
                                Company

Dudley Barksdale                American Express Financial                                Vice President - Service
Vice President - Service        Advisors Inc.                                             Development
Development

Timothy V. Bechtold             American Centurion Life      20 Madison Ave. Extension    Director, President and Chief
Vice President -                Assurance Company            P.O. Box 5555                Executive Officer
Insurance Products                                           Albany, NY  12205-0555

                                American Express Financial                                Vice President - Insurance
                                Advisors Inc.                                             Products

                                American Express Insurance                                Director, President and Chief
                                Agency of Alabama Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Arizona Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Idaho Inc.                                      Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Maryland Inc.                                   Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Massachusetts Inc.                              Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Nevada Inc.                                     Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of New Mexico Inc.                                 Executive Officer

                                American Express Insurance                                Director and President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director, President and Chief
                                Agency of Wyoming Inc.                                    Executive Officer

                                American Partners Life                                    Director and Chairman of the Board
                                Insurance Company

                                IDS Insurance Agency of                                   Director, President and Chief
                                Arkansas Inc.                                             Executive Officer

                                IDS Insurance Agency of                                   Director, President and Chief
                                Ohio Inc.                                                 Executive Officer

                                IDS Life Insurance Company                                Director and President

                                IDS Life Insurance Company   P.O. Box 5144                Director, President and Chief
                                of New York                  Albany, NY 12205             Executive Officer

                                IDS Life Series Fund, Inc.                                Director, President and Chief
                                                                                          Executive Officer

                                IDS Life Variable Annuity                                 Manager, President and Chief
                                Funds A & B                                               Executive Officer

                                IDS REO 1, LLC                                            President

                                IDS REO 2, LLC                                            President

Arthur H. Berman                American Express                                          Senior Vice President - Finance
Senior Vice President -         Financial Advisors Inc.
Finance
                                American Express                                          Director
                                Trust Company

Walter S. Berman                American Express                                          Director
Director, Senior Vice President Certificate Company
and Chief Financial Officer
                                American Express Financial                                Director, Senior Vice President
                                Advisors Inc.                                             and Chief Financial Officer

                                American Centurion Life                                   Interim Treasurer
                                Assurance Company

                                American Enterprise Life                                  Interim Treasurer
                                Insurance Company

                                IDS Life Insurance Company                                Interim Treasurer

                                IDS Life Insurance Company                                Interim Treasurer
                                of New York

Robert C. Bloomer               American Express                                          Vice President - Technologies
Vice President -                Financial Advisors Inc.
Technologies

Leslie H. Bodell                American Express                                          Vice President - Technologies
Vice President -                Financial Advisors Inc.
Technologies

Paul V. Bruce                   American Express                                          Vice President - Compliance
Vice President -                Financial Advisors Inc.
Compliance

Kenneth I. Chenault             American Express Company     American Express Tower       Chairman and Chief
Director                                                     World Financial Center       Operating Officer
                                                             New York, NY  10285

Kenneth J. Ciak                 AMEX Assurance Company                                    Director, President and Chief
Vice President and General                                                                Executive Officer
Manager - IDS Property
Casualty                        American Express Financial                                Vice President and General
                                Advisors Inc.                                             Manager - IDS Property
                                                                                          Casualty

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Kentucky Inc.

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Maryland Inc.

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Pennsylvania Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Director, President and Chief
                                Insurance Company            DePere, WI 54115             Executive Officer

Paul A. Connolly                American Express Financial                                Vice President - Relationship Leader
Vice President - Retail         Advisors Inc.                                             Retail Distribution Services
Distribution Services

James M. Cracchiolo             American Express Financial                                Director, Chairman, President and
Director, Chairman of           Advisors Inc.                                             Chief Executive Officer
the Board, President and
Chief Executive Officer

Colleen Curran                  American Express Financial                                Vice President and
Vice President and Assistant    Advisors Inc.                                             Assistant General Counsel
General Counsel

Luz Maria Davis                 American Express Financial                                Vice President -
Vice President -                Advisors Inc.                                             Communications
Communications

William V. Elliott              American Express Financial                                Vice President - Financial
Vice President - Financial      Advisors Inc.                                             Planning and Advice
Planning and Advice

Benjamin R. Field               American Express                                          Vice President - Finance Education &
Vice President - Finance        Financial Advisors Inc.                                   Planning
Education & Planning

Giunero Floro                   American Express                                          Vice President - Creative Services
Vice President - Creative       Financial Advisors Inc.
Services

Terrence J. Flynn               American Express                                          Vice President - Brokerage Service
Vice President - Brokerage      Financial Advisors Inc.
Service Operations
                                American Enterprise                                       Senior Vice President
                                Investment Services Inc.

Jeffery P. Fox                  American Express                                          Vice President - Investment Accounting
Vice President -                Financial Advisors Inc.
Investment Accounting
                                IDS Life Series, Inc.                                     Chief Financial Officer

                                IDS Life Variable Annuity                                 Chief Financial Officer
                                Funds A & B

Brenda H. Fraser                American Express Financial                                Executive Vice President -
Executive Vice                  Advisors Inc.                                             AEFA Products and Corporate Marketing
President - AEFA
Products and                    IDS Life Insurance Company                                Director, Chairman of the Board and
Corporate Marketing                                                                       Chief Executive Officer

                                American Express Trust Company                            Vice President

Gordon M. Fines                 American Express Asset                                    Senior Vice President -
Vice President - Mutual Fund    Management Group Inc.                                     Growth Spectrum
Equity Investments
                                American Express Financial                                Vice President - Mutual
                                Advisors Inc.                                             Fund Equity Investments

Peter A. Gallus                 American Express Financial                                Vice President -
Vice President - Investment     Advisors Inc.                                             Investment Administration
Administration
                                Kenwood Capital Management LLC                            Manager

                                IDS Capital Holdings Inc.                                 Vice President and Controller

Steve Guida                     American Enterprise                                       Vice President
Vice President - New            Investment Services Inc.
Business and Service
                                American Express Financial                                Vice President - New
                                Advisors Inc.                                             Business and Service

Teresa A. Hanratty              American Express Financial                                Senior Vice
Senior Vice                     Advisors Inc.                                             President - Field Management
President - Field Management

Lorraine R. Hart                AMEX Assurance Company                                    Vice President -
Vice President - Insurance                                                                Investments
Investments
                                American Centurion Life      20 Madison Ave. Extension    Vice President -  Investments
                                Assurance Company            P.O. Box 5555
                                                             Albany, NY  12205-0555

                                American Enterprise Life     829 AXP Financial Center     Vice President -  Investments
                                Insurance Company            Minneapolis, MN  55474

                                American Enterprise          829 AXP Financial Center     Vice President
                                REO 1, LLC                   Minneapolis, MN  55474

                                American Express                                          Vice President -  Investments
                                Certificate Company

                                American Express                                          Director, President and Chief
                                Corporation                                               Executive Officer

                                American Express International                            Vice President - Investments
                                Deposit Company

                                American Express Financial                                Vice President - Insurance
                                Advisors Inc.                                             Investments

                                American Express                                          Vice President -  Investments
                                International Deposit
                                Company

                                American Partners Life       1751 AXP Financial Center    Director and Vice
                                Insurance Company            Minneapolis, MN  55474       President - Investments

                                IDS Life Insurance Company                                Vice President - Investments

                                IDS Life Insurance Company   P.O. Box 5144                Vice President - Investments
                                of New York                  Albany, NY 12205

                                IDS Life Series Fund, Inc.                                Vice President - Investments


                                IDS Life Variable Annuity                                 Vice President - Investments
                                Funds A and B

                                IDS Property Casualty        1 WEG Blvd.                  Vice President - Investment Officer
                                Insurance Company            DePere, WI 54115

                                IDS REO 1, LLC                                            Vice President

                                IDS REO 2, LLC                                            Vice President

                                Investors Syndicate                                       Director and Vice
                                Development Corp.                                         President - Investments

Janis K. Heaney                 American Express Financial                                Vice President - Incentive
Vice President - Incentive      Advisors Inc.                                             Management
Management

Brian M. Heath                  American Express Financial                                Senior Vice President and
Senior Vice President           Advisors Inc.                                             General Sales Manager
and General Sales Manager

Henry Heitman                   American Express Financial                                Vice President - Brokerage
Vice President - Brokerage      Advisors Inc.                                             Product Development
Product Development

Carol A. Holton                 American Centurion Life      20 Madison Ave. Extension    Director
Vice President - Third Party    Assurance Company            Albany, NY 12205-0555
Distribution
                                American Enterprise Life     829 AXP Financial Center     Director, President and
                                Insurance Company            Minneapolis, MN  55474       Chief Executive Officer

                                American Enterprise          829 AXP Financial Center     Vice President
                                REO 1, LLC                   Minneapolis, MN  55474

                                American Express Financial                                Vice President - Third
                                Advisors Inc.                                             Party Distribution

                                IDS Life Insurance Company   20 Madison Ave. Extension    Director
                                of New York                  P.O. Box 5555
                                                             Albany, NY  12205-0555

Claire L. Huang                 American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Retail Marketing
Retail Marketing

Debra A. Hutchinson             American Express Financial                                Vice President - Technology
Vice President - Technology     Advisors Inc.                                             Relationship Leader
Relationship Leader

James M. Jensen                 American Express Financial                                Vice President - Advice
Vice President - Advice and     Advisors Inc.                                             and Retail Distribution
Retail Distribution Group,                                                                Group Product,
Product, Compensation and                                                                 Compensation and Field
Field Administration                                                                      Administration

Nancy E. Jones                  American Express                                          Vice President - Business Development
Vice President -                Financial Advisors Inc.
Business Development

William A. Jones                American Express                                          Vice President - Technologies
Vice President -                Financial Advisors Inc.
Technologies

John C. Junek                   American Express Financial                                Senior Vice President and
Senior Vice President           Advisors Inc.                                             General Counsel
and General Counsel
                                American Express Financial                                Vice President
                                Advisors Japan Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Alabama Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Maryland Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of New Mexico Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Wyoming Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Arkansas Inc.

                                Investors Syndicate                                       Director
                                Development Corp.

Ora J. Kaine                    American Express Financial                                Vice President - Retail
Vice President - Retail         Advisors Inc.                                             Distribution Services and
Distribution Services and                                                                 Chief of Staff
Chief of Staff

Michelle M. Keeley              American Express                                          Senior Vice President - Fixed Income
Senior Vice President -         Financial Advisors Inc.
Fixed Income
                                American Express Asset                                    Director
                                Management Group, Inc.

Claire Kolmodin                 American Express Financial                                Vice President - Service
Vice President - Service        Advisors Inc.                                             Quality
Quality

Lori J. Larson                  American Express Financial                                Vice President - Brokerage
Vice President - Brokerage      Advisors Inc.                                             and Direct Services
and Direct Services

Daniel E. Laufenberg            American Express Financial                                Vice President and Chief
Vice President and Chief        Advisors Inc.                                             U.S. Economist
U.S. Economist

Jane W. Lee                     American Express Financial                                Vice President - New
Vice President - New Business   Advisors Inc.                                             Business Development and
Development and Marketing                                                                 Marketing

Catherine M. Libbe              American Express                                          Vice President - Marketing & Product
Vice President -                Financial Advisors Inc.                                   Services
Marketing  & Product
Services

Judd K. Lohmann                 American Express Property                                 Treasurer
Treasurer                       Casualty Insurance Agency

                                IDS Life Series Fund, Inc.                                Treasurer

                                IDS Life Variable Annuity                                 Treasurer
                                Funds A & B

Diane D. Lyngstad               American Express Financial                                Vice President - Lead
Vice President - Lead           Advisors Inc.                                             Financial Officer,
Financial Officer,                                                                        U.S. Retail Group
U.S. Retail Group
                                American Express Client                                   Vice President and Chief
                                Service Corporation                                       Financial Officer

Thomas A. Mahowald              American Express Financial                                Vice President and Director of
Vice President and Director of  Advisors Inc.                                             Equity Research
Equity Research

Timothy J. Masek                American Express Financial                                Vice President and Director
Vice President and Director     Advisors Inc.                                             of Fixed Income Research
of Fixed Income Research

Penny Mazal                     American Express Financial                                Vice President - Business
Vice President - Business       Advisors Inc.                                             Transformation
Transformation

Mark T. McGannon                American Express Financial                                Vice President and General
Vice President and              Advisors Inc.                                             Sales Manager - AEFA Products
General Sales
Manager - AEFA Products

Brian J. McGrane                American Express                                          Vice President - LFO Finance
Vice President -                Financial Advisors Inc.
LFO Finance
                                Advisory Capital Partners LLC                             Vice President and Chief Financial
                                                                                          Officer

                                Advisory Capital                                          Vice President and Chief Financial
                                Strategies Group Inc.                                     Officer

                                Advisory Convertible                                      Vice President and Chief Financial
                                Arbitrage LLC                                             Officer

                                Advisory Quantitative Equity                              Vice President and Chief Financial
                                (General Partner) LLC                                     Officer

                                Advisory Select LLC                                       Vice President and Chief Financial
                                                                                          Officer

                                American Express Asset                                    Vice President and Chief Financial
                                Management Group Inc.                                     Officer

Sarah M. McKenzie               American Express Financial                                Vice President -
Vice President -                Advisors Inc.                                             Managed and Brokerage Products
Managed and Brokerage
Products                        American Express Personal                                 Director
                                Trust Services, FSB

Timothy S. Meehan               American Express                                          Secretary
Secretary                       Financial Advisors Inc.

                                American Enterprise Investment Services                   Secretary

                                American Enterprise REO 1, LLC                            Secretary

                                American Express Asset                                    Secretary
                                Management Group Inc.

                                American Express Asset                                    Secretary
                                Management International Inc.

                                American Express Client Service                           Secretary
                                Corporation

                                American Express Corporation                              Secretary

                                American Express Financial                                Secretary
                                Advisors Inc. Japan

                                American Express Insurance                                Director, Vice President and Secretary
                                Agency of Alabama Inc.

                                American Express Insurance                                Director, Vice President and Secretary
                                Agency of Arizona Inc.

                                American Express Insurance                                Director, Vice President and Secretary
                                Agency of Idaho Inc.

                                American Express Insurance                                Director, Vice President and Secretary
                                Agency of Maryland Inc.

                                American Express Insurance                                Director, Vice President and Secretary
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Director, Vice President and Secretary
                                Agency of Nevada Inc.

                                American Express Insurance                                Director, Vice President and Secretary
                                Agency of New Mexico Inc.

                                American Express Insurance                                Director, Vice President and Secretary
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director, Vice President and Secretary
                                Agency of Wyoming Inc.

                                American Express Personal                                 Secretary
                                Trust Services, FSB

                                American Express Property                                 Secretary
                                Casualty Insurance Agency

                                American Express Property Casualty                        Director,  Vice President
                                Insurance Agency of Kentucky Inc.                         and Secretary

                                American Express Property Casualty                        Director,  Vice President
                                Insurance Agency of Maryland  Inc.                        and Secretary

                                American Express Property Casualty                        Director,  Vice President
                                Insurance Agency of Pennslyvania Inc.                     and Secretary

                                Amex Assurance Company                                    Secretary

                                IDS Cable Corporation                                     Secretary

                                IDS Cable II Corporation                                  Secretary

                                IDS Capital Holdings Inc.                                 Secretary

                                IDS Insurance Company of Arkansas                         Secretary

                                IDS Life Insurance Company                                Secretary

                                IDS Management Corporation                                Secretary

                                IDS Partnership Services Corporation                      Secretary

                                IDS Realty Company                                        Secretary

                                IDS REO 1, LLC                                            Secretary

                                IDS REO 2, LLC                                            Secretary

                                Investors Syndicate Development Corp.                     Secretary

Paula R. Meyer                  American Express Financial                                Senior Vice President and General
Senior Vice President           Advisors Inc.                                             Manager - Mutual Funds
and General
Manager - Mutual Funds          American Express Certificate                              Director, President Chairman of the
                                Company                                                   Board and Chief Executive Officer

                                American Express                                          Director and President
                                International Deposit
                                Company

                                American Express                                          Director
                                Trust Company

                                Investors Syndicate                                       Director, President and Chief
                                Development Corp.                                         Executive Officer

Jeryl A. Millner                American Express Financial                                Vice President - LFO, Insurance,
Vice President LFO,             Advisors Inc.                                             Annuities and Certificates
Insurance, Annuities
and Certificates                American Centurion Life                                   Vice President and Controller
                                Assurance Company

                                American Enterprise Life                                  Vice President and Controller
                                Insurance Company

                                American Partners Life                                    Vice President and Controller
                                Insurance Company

                                IDS Life Insurance Company                                Vice President and Controller

                                IDS Life Insurance Company                                Vice President and Controller
                                of New York

                                IDS Life Series Fund, Inc.                                Vice President and Controller

                                IDS Life Variable Annuity                                 Vice President and Controller
                                Funds A & B

Barry J. Murphy                 American Express Client                                   Director, Chairman of the Board,
Executive Vice President -      Service Corporation                                       President and Chief Executive Officer
U.S. Retail Group
                                American Express Financial                                Executive Vice President -
                                Advisors Inc.                                             U.S. Retail Group

                                IDS Life Insurance Company                                Director

Francois B. Odouard             American Express Financial                                Vice President - Brokerage
Vice President -                Advisors Inc.
Brokerage

Michael J. O'Keefe              American Express Financial                                Vice President - Advisory
Vice President - Advisory       Advisors Inc.                                             Business Systems
Business Systems

Kris Petersen                   American Express Financial                                Vice President - SPS and
Vice President - SPS and        Advisors Inc.                                             External Products
External Products
                                IDS Cable Corporation                                     Director, President and Chief Executive
                                                                                          Officer

                                IDS Cable II Corporation                                  Director, President and Chief Executive
                                                                                          Officer

                                IDS Futures Corporation                                   Director, President and Chief Executive
                                                                                          Officer

                                IDS Management Corporation                                Director, President and Chief Executive
                                                                                          Officer

                                IDS Partnership Services                                  Director, President and Chief Executive
                                Corporation                                               Officer

                                IDS Realty Corporation                                    Director, President and Chief Executive
                                                                                          Officer

Ronald W. Powell                American Express Financial                                Vice President and
Vice President and Assistant    Advisors Inc.                                             Assistant General Counsel
General Counsel
                                Kenwood Capital Management LLC                            Chief Legal Officer

Teresa J. Rasmussen             American Express Financial                                Vice President and
Vice President and Assistant    Advisors Inc.                                             Assistant General Counsel
General Counsel
                                American Centurion Life                                   Counsel and Secretary
                                Assurance Company

                                American Enterprise Life                                  Director
                                Insurance Company

                                American Express Corporation                              Director, Vice President and Secretary

                                IDS Life Insurance Company                                Vice President and General Counsel

                                IDS Life Insurance Company   20 Madison Ave. Extension    Assistant General Counsel and
                                of New York                  Albany, NY 12205-0555        Assistant Secretary

                                American Partners                                         Director, Vice President,
                                Life Insurance Company                                    General Counsel and Secretary

Daniel J. Rivera                American Express                                          Vice President - Senior Portfolio Manager
Vice President - Senior         Financial Advisors Inc.
Portfolio Manager
                                American Asset                                            Director
                                Management Group Inc.

ReBecca K. Roloff               American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Field Management and
Field Management                                                                          Financial Advisory Services
and Financial Advisory
Services

Stephen W. Roszell              Advisory Capital Income LLC                               Director
Senior Vice President -
Institutional                   Advisory Capital                                          Director
Group                           Partners LLC

                                Advisory Capital                                          Director
                                Strategies Group Inc.

                                Advisory Select LLC                                       Director

                                American Express Asset                                    Director, President and
                                Management Group Inc.                                     Chief Executive Officer

                                American Express Asset                                    Director and Executive Vice President
                                Management International,
                                Inc.

                                American Express Asset                                    Director
                                Management International,
                                (Japan) Ltd.

                                American Express Asset                                    Director
                                Management Ltd.

                                American Express Financial                                Senior Vice President -
                                Advisors Inc.                                             Institutional

                                American Express Financial                                Director
                                Advisors Japan Inc.

                                American Express Trust                                    Director
                                Company

                                IDS Life Insurance Company                                Director

                                Northwinds Marketing                                      Director
                                Group LLC

Andrew C. Schell                American Express Financial                                Vice President - Client
Vice President - Client         Advisors Inc.                                             Development and Migration
Development and Migration

Peter B. Schofield              American Express                                          Vice President - Auditing
Vice President - Auditing       Financial Advisors Inc.

Gary A. Scott                   American Express                                          Vice President - Client Acquisition
Vice President -                Financial Advisors Inc.                                   Marketing
Client Acquisition
Marketing

Bridget Sperl                   American Enterprise                                       Director, President and Chief
Senior Vice President -         Investment Services Inc.                                  Executive Officer
Client Service
                                American Express Client                                   Director and Senior Vice President
                                Service Corporation

                                American Express Financial                                Senior Vice President -
                                Advisors Inc.                                             Client Service

                                IDS Life Insurance Company                                Executive Vice President -
                                                                                          Client Service

                                IDS Property Casualty                                     Director
                                Insurance Company

Lisa A. Steffes                 American Express Financial                                Vice President - Marketing
Vice President - Marketing      Advisors Inc.                                             Offer Development
Offer Development
                                AMEX Assurance Company                                    Director

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115

David K. Stewart                American Express                                          Vice President - AEFA Controller
Vice President -                Financial Advisors Inc.
AEFA Controller

Caroline Stockdale-Boon         American Express                                          Senior Vice President - Relationship
Senior Vice President -         Financial Advisors Inc.                                   Leader of Human Resources
Relationship Leader
of Human Resources

Jeffrey J. Stremcha             American Express Financial                                Vice President -
Vice President - Information    Advisors Inc.                                             Information Resource
Resource Management/ISD                                                                   Management/ISD

John T. Sweeney                 American Express Financial                                Vice President - Lead
Vice President - Lead           Advisors Inc.                                             Financial Officer, Products
Financial Officer, Products
                                AMEX Assurance Company                                    Director

                                American Enterprise                                       Vice President - Finance
                                Life Insurance Company

                                American Partners                                         Vice President - Finance
                                Life Insurance Company

                                IDS Cable Corporation                                     Director

                                IDS Cable II Corporation                                  Director

                                IDS Life Insurance Company                                Director and Executive
                                                                                          Vice President - Finance

                                IDS Partnership                                           Director
                                Services Corporation

                                IDS Property Casualty                                     Director
                                Insurance Company

                                IDS Realty Corporation                                    Director

William F. Truscott             Advisory Capital Strategies                               Director
Senior Vice President -         Group Inc.
Chief Investment Officer
                                American Express Asset                                    Director and Chairman of the Board
                                Management Group Inc.

                                American Express Asset                                    Director
                                Management International Inc.

                                American Express Financial                                Senior Vice President -
                                Advisors Inc.                                             Chief Investment Officer

                                IDS Capital Holdings Inc.                                 Director and President

                                Kenwood Capital Management LLC                            Manager

George F. Tsafaridis            American Express                                          Vice President - Quality & Service Support
Vice President -                Financial Advisors Inc.
Quality & Service Support

Peter S. Velardi                American Express                                          Senior Vice President - Field Management
Senior Vice President -         Financial Advisors Inc.
Field Management

Andrew O. Washburn              American Express                                          Vice President - Mutual Fund Marketing
Vice President -                Financial Advisors Inc.
Mutual Fund Marketing

Beth E. Weimer                  American Express Financial                                Vice President - Chief Compliance Officer
Chief Compliance Officer        Advisors Inc.

                                American Enterprise                                       Chief Compliance Officer
                                Investment Services Inc.

                                American Express Asset                                    Chief Compliance Officer
                                Management Group Inc.

                                American Express Asset                                    Chief Compliance Officer
                                Management International Inc.

                                American Express Service                                  Chief Compliance Officer
                                Corporation

                                IDS Insurance Agency of                                   Chief Compliance Officer
                                Arkansas Inc.

                                IDS Life Insurance Company                                Chief Compliance Officer

Jeffery A. Williams             American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Cross-Sell/Strategic
Cross-Sell/Strategic                                                                      Marketing
Marketing

William J. Williams             American Express                                          Senior Vice President - Field Management
Senior Vice President -         Financial Advisors Inc.
Field Management

Dianne Wilson                   American Express                                          Vice President - Insurance Operations
Vice President -                Financial Advisors Inc.
Insurance Operations
                                Amex Assurance Company                                    Director and Senior Vice President

                                IDS Property Casualty Company                             Director and Senior Vice President

Michael D. Wolf                 American Express Asset                                    Executive Vice President
Vice President - Senior         Management Group Inc.
Portfolio Manager
                                American Express Financial                                Vice President - Senior
                                Advisors Inc.                                             Portfolio Manager

Michael R. Woodward             American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Field Management
Field Management
                                American Centurion Life      20 Madison Ave. Extension    Director
                                Assurance Company            Albany, NY 12205-0555

                                American Express Insurance                                Vice President - North Region
                                Agency of Alabama Inc.

                                American Express Insurance                                Vice President - North Region
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President - North Region
                                Agency of Maryland Inc.

                                American Express Insurance                                Vice President - North Region
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Vice President - North Region
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President - North Region
                                Agency of New Mexico Inc.

                                American Express Insurance                                Vice President - North Region
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Vice President - North Region
                                Agency of Wyoming Inc.

                                American Express Property                                 Vice President - North Region
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President - North Region
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President - North Region
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President - North Region
                                Arkansas Inc.

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY 12205

Doretta R. Wright               American Express Financial                                Vice President - Brokerage Marketing
Vice President - Brokerage      Advisors Inc.
Marketing

David L. Yowan                  American Enterprise                                       Vice President and
Vice President and Corporate    Investment Services Inc.                                  Treasurer
Treasurer
                                American Enterprise          829 AXP Financial Center     Treasurer
                                REO 1, LLC                   Minneapolis, MN  55474

                                American Express Asset                                    Vice President and
                                Management Group Inc.                                     Treasurer

                                American Express Asset                                    Vice President and
                                Management International                                  Treasurer
                                Inc.

                                American Express                                          Vice President and
                                Certificate Company                                       Treasurer


                                American Express Client                                   Vice President and
                                Service Corporation                                       Treasurer

                                American Express                                          Vice President and
                                Corporation                                               Treasurer

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Alabama Inc.                                    Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Arizona Inc.                                    Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Idaho Inc.                                      Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Maryland Inc.                                   Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Massachusetts Inc.                              Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Nevada Inc.                                     Treasurer

                                American Express Insurance                                Vice President and
                                Agency of New Mexico Inc.                                 Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Oklahoma Inc.                                   Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Wyoming Inc.                                    Treasurer

                                American Express Personal                                 Treasurer
                                Trust Services, FSB

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Kentucky Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Maryland Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Pennsylvania Inc.

                                American Express Service                                  Vice President and Treasurer
                                Corporation

                                AMEX Assurance Company                                    Vice President, Treasurer
                                                                                          and Assistant Secretary

                                IDS Cable Corporation                                     Director, Vice President and
                                                                                          Treasurer

                                IDS Cable II Corporation                                  Director, Vice President and
                                                                                          Treasurer

                                IDS Capital Holdings Inc.                                 Vice President, Treasurer
                                                                                          and Assistant Secretary

                                IDS Insurance Agency of                                   Vice President and
                                Arkansas Inc.                                             Treasurer

                                IDS Management Corporation                                Director, Vice President
                                                                                          and Treasurer

                                IDS Partnership Services                                  Vice President and
                                Corporation                                               Treasurer

                                IDS Property Casualty        1 WEG Blvd.                  Vice President, Treasurer
                                Insurance Company            DePere, WI 54115             and Assistant Secretary

                                IDS Realty Corporation                                    Vice President and
                                                                                          Treasurer

                                IDS REO 1, LLC                                            Treasurer

                                Investors Syndicate                                       Vice President and
                                Development Corporation                                   Treasurer

                                Kenwood Capital Management LLC                            Treasurer

* Unless otherwise noted, address is 70100 AXP Financial Center, Minneapolis, MN 55474.



Item 6.           PRINCIPAL UNDERWRITERS


Item 6  Principal Underwriter (IDS Life Insurance Company)

(a) IDS Life is the principal underwriter, depositor, sponsor or investment adviser for IDS Life Variable Annuity Fund A, IDS Life Variable Annuity Fund B, IDS Life Series Fund, Inc., AXP Variable Portfolio - Income Series, Inc., AXP Variable Portfolio - Investment Series, Inc., AXP Variable Portfolio - Managed Series, Inc., AXP Variable Portfolio - Money Market Series, Inc., AXP Variable Portfolio - Partners Series, Inc., IDS Life Account MGA, IDS Life Account SBS, IDS Life Accounts F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ and TZ, IDS Life Variable Account 10, IDS Life Variable Life Separate Account and IDS Life Variable Account for Smith Barney.

(b)  As to each director, officer, or partner of the principal underwriter:

     Name and Principal Business Address*  Position and Offices with Underwriter   Positions and Offices with Registrant
     ------------------------------------  --------------------------------------   --------------------------------------
     Gumer C. Alvero                       Director and Executive                  Manager and Chairman of the Board
                                           Vice President - Annuities

     Timothy V. Bechtold                   Director and President                  Manager, President and Chief Executive
                                                                                   Officer

     Barbara H. Fraser                     Director, Chairman of the Board         None
                                           and Chief Executive Officer

     Lorraine R. Hart                      Vice President, Investments             Vice President, Investments

     Eric L. Marhoun                       Vice President, Assistant General       None
                                           Counsel and Assistant Secretary

     Timothy S. Meehan                     Secretary                               Assistant Secretary

     Jeryl A. Millner                      Vice President and Controller           Controller

     Mary Ellyn Minenko                    Vice President, Assistant General       General Counsel and Assistant Secretary
                                           Counsel and Assistant Secretary

     Barry J. Murphy                       Director                                None

     Teresa J. Rasmussen                   Vice President and General Counsel      None

     Stephen W. Roszell                    Director                                None

     Bridget Sperl                         Executive Vice President - Client       None
                                           Service

     John T. Sweeney                       Director and Executive                  None
                                           Vice President - Finance

* Unless otherwise noted, the business address is 70100 AXP Financial Center, Minneapolis, MN 55474.


(c)                           Net Underwriting    Compensation
          Name of Principal    Discounts and           on            Brokerage
             Underwriter        Commissions        Redemption       Commissions    Compensation
          -----------------   ----------------    ------------      -----------    ------------
         IDS Life Insurance      $37,418,102         None              None            None
              Company


Item 7.           LOCATION OF ACCOUNTS AND RECORDS

                  IDS Life Insurance Company
                  70100 AXP Financial Center
                  Minneapolis, Minnesota 55474

Item 8.           MANAGEMENT SERVICES

                  Not Applicable.

Item 9.           DISTRIBUTION EXPENSES

                  Not Applicable.

Item 10.          UNDERTAKINGS

                  (a) and (b) These undertakings were filed in Registrant's initial Registration Statement.

                  (c) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, IDS Life Variable Annuity Fund A, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Minneapolis, and State of Minnesota on the 29th day of April, 2003.


                              IDS LIFE VARIABLE ANNUITY FUND A

                              By: /s/  Timothy V. Bechtold**
                                  --------------------------------
                                       Timothy V. Bechtold
                                       President and Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 29th day of April, 2003.

Signature                                 Title

/s/  Gumer C. Alvero**                    Chairman of the Board of Managers
------------------------------------
     Gumer C. Alvero

/s/  Timothy V. Bechtold**                Member, Board of Managers, President
------------------------------------      and Chief Executive Officer
     Timothy V. Bechtold                  (Chief Executive Officer)

                                          Member, Board of Managers
------------------------------------
     Rodney P. Burwell

/s/  Jeffrey P. Fox***                    Chief Financial Officer
------------------------------------      (Principal Financial Officer)
     Jeffrey P. Fox                       (Principal Accounting Officer)

/s/  Jean B. Keffeler*                    Member, Board of Managers
------------------------------------
     Jean B. Keffeler

/s/  Thomas R. McBurney*                  Member, Board of Managers
------------------------------------
     Thomas R. McBurney


*    Signed  pursuant to IDS Life  Variable  Annuity  Fund A Power of  Attorney,
     dated  April  25,  2001,   filed   electronically   as  Exhibit   17(a)  to
     Post-Effective Amendment No. 67 to Registration Statement No. 2-29081, by:

**   Signed  pursuant to IDS Life  Variable  Annuity  Fund A Power of  Attorney,
     dated  April  22,  2002,   filed   electronically   as  Exhibit   17(b)  to
     Post-Effective Amendment No. 67 to Registration Statement No. 2-29081, by:

*** Signed pursuant to IDS Life Variable Annuity Fund A Power of Attorney, dated April 16, 2003, filed electronically herewith as Exhibit 17(c), by:



/s/  Mary Ellyn Minenko
---------------------------
     Mary Ellyn Minenko

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Minneapolis, and State of Minnesota on the 29th day of April, 2003.


                                 IDS LIFE INSURANCE COMPANY


                                 By: /s/  Timothy V. Bechtold*
                                     -----------------------
                                          Timothy V. Bechtold
                                          President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 29th day of April, 2003.


Signature                                     Title

/s/  Gumer C. Alvero*                         Director
------------------------------------
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                     Director and President
------------------------------------
     Timothy V. Bechtold

/s/  Barbara H. Fraser**                      Chairman of the Board of Directors
------------------------------------          and Chief Executive Officer
     Barbara H. Fraser                        (Chief Executive Officer)

/s/  Jeryl A. Millner***                      Vice President and Controller
------------------------------------          (Principal Accounting Officer)
     Jeryl A. Millner

/s/  Barry J. Murphy*                         Director
------------------------------------
     Barry J. Murphy

/s/  Stephen W. Roszell*                      Director
-----------------------------------
     Stephen W. Roszell

/s/  John T. Sweeney*                         Director and Executive Vice
------------------------------------          President - Finance
     John T. Sweeney                          (Principal Financial Officer)


* Signed pursuant to IDS Life Insurance Company Power of Attorney, dated April 9, 2002, filed electronically as Exhibit 17(c) to Post-Effective Amendment No. 67 to Registration Statement No. 2-29081, by:

** Signed pursuant to IDS Life Insurance Company Power of Attorney, dated September 11, 2002, filed electronically herewith as Exhibit 17(e), by:

*** Signed pursuant to IDS Life Insurance Company Power of Attorney, dated April 16, 2003, filed electronically herewith as Exhibit 17(f), by:




/s/ Mary Ellyn Minenko
--------------------------------
    Mary Ellyn Minenko

                                CONTENTS OF THIS
                         POST-EFFECTIVE AMENDMENT NO. 68
                      TO REGISTRATION STATEMENT NO. 2-29081

This Post-Effective Amendment comprises the following papers and documents:

The facing sheet.

Part I.

         Prospectus.

         Financial Statements.

Part II.

         Other Information.

         Signatures.